   As filed with the Securities and Exchange Commission on January 11, 2008
                                               File Nos. 33-97598 and 811-09102
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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                      Post-Effective Amendment No. 48                 [X]

                                  and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                             Amendment No. 50                         [X]


                       (Check appropriate box or boxes)

                                 iShares, Inc.
              (Exact Name of Registrant as Specified in Charter)

                     c/o State Street Bank & Trust Company
                             200 Clarendon Street
                               Boston, MA 02116
              (Address of Principal Executive Office) (Zip Code)

      Registrant's Telephone Number, including Area Code: (415) 597-2000

                         The Corporation Trust Company
                             300 E. Lombard Street
                              Baltimore, MD 21202
                    (Name and Address of Agent for Service)

                                With Copies to:

MARGERY K. NEALE, ESQ.       BENJAMIN J. HASKIN, ESQ.    KEVIN D. SMITH, ESQ.
WILLKIE FARR & GALLAGHER LLP WILLKIE FARR & GALLAGHER    BARCLAYS GLOBAL INVESTORS,
                               LLP                         N.A.
787 SEVENTH AVENUE           1875 K STREET, N.W.         45 FREMONT STREET
NEW YORK, N.Y. 10019-6099    WASHINGTON, D.C. 20006-1238 SAN FRANCISCO, CA 94105

   It is proposed that this filing will become effective (check appropriate box):

[_] Immediately upon filing pursuant to paragraph (b) [_] On (date) pursuant to paragraph (b)

[_] 60 days after filing pursuant to paragraph (a)(1) [_] On (date) pursuant to paragraph (a)(1)

[X] 75 days after filing pursuant to paragraph (a)(2) [_] On (date) pursuant to paragraph (a)(2)

   If appropriate, check the following box:

   [_] The post-effective amendment designates a new effective date for a previously filed post-effective amendment

================================================================================

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THE SECURITIES DESCRIBED HEREIN MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE IN WHICH THE OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL.

iShares(Reg. TM)
iShares, Inc. (the "Company") is a registered investment company that consists of more than ___ separate investment portfolios called funds. This Prospectus relates to the following fund:

     iShares MSCI Emerging Markets Small Cap Index Fund (the "Fund").

The Fund issues and redeems shares at their net asset value ("NAV") only in blocks of _________ shares or multiples thereof ("Creation Units"). Only certain large institutional investors known as "Authorized Participants" may purchase or redeem Creation Units directly with the Fund at NAV. These transactions are usually in exchange for a basket of securities similar to the Fund's portfolio and an amount of cash. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF THE FUND ARE NOT REDEEMABLE SECURITIES. SHAREHOLDERS WHO ARE NOT AUTHORIZED PARTICIPANTS MAY NOT REDEEM SHARES DIRECTLY FROM THE FUND AT NAV.

iShares(Reg. TM) is a registered trademark of Barclays Global Investors, N.A. ("BGI").

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                   PROSPECTUS DATED ________________, 2008

Table of Contents

  Introduction ..................
  Description of the Fund .......
  Investment Objective ..........
  Principal Investment
  Strategies
  Principal Risks ...............
  Portfolio Holdings Information
  Performance Information .......
  Fees and Expenses .............
  Management ....................
  Shareholder Information .......
  Distribution ..................
  Financial Highlights ..........
  Index Provider ................
  Disclaimers ...................
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"MSCI Emerging Markets Small Cap Index" is a servicemark of MSCI Inc. that has been licensed for use for certain purposes by BGI.

Introduction
This Prospectus contains important information about investing in the Fund. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Fund is available at www.iShares.com.

Barclays Global Fund Advisors ("BGFA") is the investment adviser to the Fund. Shares of the Fund are listed and trade at market prices on __________
_______________________________________________________________________________
_______________________________________________________________________________
_____________________________. The market price for a share of the Fund may be different from the Fund's most recent NAV per share. The Fund has its own CUSIP number and exchange trading symbol.

The Fund is an exchange traded fund (commonly referred to as an "ETF"). ETFs are funds that trade like other publicly traded securities and are designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents a partial ownership in an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, only Authorized Participants may purchase or redeem shares directly from the Fund at NAV. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

The Fund invests in a particular segment of the securities markets and seeks to track the performance of a securities index that generally is not representative of the market as a whole. The Fund is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in the Fund should not constitute a complete investment program.

An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BGFA or any of its affiliates.

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                                                                               3

Description of the Fund
CUSIP: 464286590
TRADING SYMBOL: SCM
UNDERLYING INDEX: MSCI Emerging Markets Small Cap Index
-------------------------------------------------------

Investment Objective
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Small Cap Index (the "Underlying Index"). The Fund's investment objective and its Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BGFA. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI"). Additional information regarding the Index Provider is provided in the INDEX PROVIDER section of this Prospectus.

Principal Investment Strategies
The Underlying Index is a free float adjusted market capitalization index designed to measure equity market performance in the global emerging markets and targets 40% of the eligible small cap universe within each industry group and each country represented by the MSCI Emerging Markets Index. As of _____, the MSCI Emerging Markets Index consisted of the following 25 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

BGFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing eliminates the chance that the Fund may substantially outperform its Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund will generally invest at least 90% of its assets in securities of the Underlying Index and in American Depositary Receipts ("ADRs") based on securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index, and in futures contracts, options on futures contracts, options and swaps related to its Underlying Index as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA.

BGFA uses a representative sampling indexing strategy to manage the Fund as described below.

Representative Sampling
"Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market

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                                                                               4

[GRAPHIC APPEARS HERE]
capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index.

Correlation
An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Underlying Index may vary somewhat due to transaction costs, foreign currency valuations, asset valuations, corporate actions (such as mergers and spin-offs), timing variances and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index) or representative sampling.

BGFA expects that, over time, the correlation between the Fund's performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A correlation percentage of 100% would indicate perfect correlation. The difference between 100% correlation and the Fund's actual correlation with its Underlying Index is called "tracking error." The Fund's use of a representative sampling indexing strategy can be expected to result in greater tracking error than if the Fund used a replication indexing strategy. "Replication" is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

Industry Concentration Policy
The Fund will concentrate its investments (I.E., hold 25% or more of its total assets) in a particular industry or group of industries only to approximately the same extent that its Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

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Principal Risks
The Fund may be subject to the principal risks noted below. Some or all of these risks may adversely affect the Fund's NAV, trading price, yield, total return and its ability to meet its investment objective.

Asian Economic Risk
Certain Asian economies experience over-extension of credit, currency devaluations and restrictions, rising unemployment, high inflation, decreased exports and economic recessions. Economic events in any one country can have a significant effect on the entire Asian region as well as on major trading partners outside Asia and any adverse event in the Asian markets may have a significant adverse effect on some or all of the emerging markets included in the Underlying Index.

Asset Class Risk
The securities in the Underlying Index or the Fund's portfolio may underperform the returns of other securities or indexes that track other industries, groups of industries, markets, asset classes or sectors. Various types of securities or indexes tend to experience cycles of outperformance and underperformance in comparison to the general securities markets.

Concentration Risk
To the extent that its Underlying Index or portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class. An investment in the Fund should not constitute a complete investment program.

Currency Risk
Because the Fund's NAV is determined on the basis of the U.S. dollar, you may lose money if you invest in the Fund if the currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings in that market increases.

Custody Risk
Custody risk refers to the risks in the process of clearing and settling trades and to the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standards of care of the local markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of custody problems.

Emerging Markets Risk
Investments in emerging markets are subject to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investment policy than typically found in developed markets.

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                                                                               6

[GRAPHIC APPEARS HERE]

European Economic Risk
Most developed countries in Europe are members of the European Union ("EU") and the Economic and Monetary Union of the EU (the "EMU"). The EMU requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions among EU members may have a significant adverse effect on the economies of other EU members and some or all of the emerging markets economies.

Foreign Securities Risks
Investments in the securities of non-U.S. issuers are subject to all the risks of investing in the market of such issuers, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and abrupt changes in stock prices. As a result of investing in foreign securities, the Fund may be subject to the risks listed below. These risks may decrease the value of your investment:

[]  Less liquid and less efficient securities markets;

[]  Greater securities price volatility;

[]  Exchange rate fluctuations and exchange controls;

[]  Less publicly available information about issuers;

[]  Imposition of withholding or other taxes;

[] Imposition of restrictions on the expatriation of funds or other assets of the Fund;

[] Higher transaction and custody costs and delays in attendant settlement procedures;

[]  Difficulties in enforcing contractual obligations;

[]  Lower levels of regulation of the securities markets;

[]  Different accounting, disclosure and reporting requirements;

[]  Substantial government involvement in the economy;

[]  Higher rates of inflation; and

[] Greater social, economic and political uncertainty, the risk of nationalization or expropriation of assets and risk of war.

Geographic Risk
Some markets in which the Fund invests are located in parts of the world that have historically been prone to natural disasters such as earthquakes, volcanoes or tsunamis and are economically sensitive to environmental events. Any such event could cause a significant impact on the economies of, and investments in, these geographic areas.

Issuer Risk
The performance of the Fund depends on the performance of individual companies in which the Fund invests. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or on their own discretion, decide to reduce or eliminate dividends which would also cause their stock prices to decline.

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                                                                               7

Legal Enforcement of Shareholder Rights Risk
Legal principles relating to corporate affairs and the validity of corporate procedures, directors' fiduciary duties and liabilities and stockholders' rights in markets in which the Fund invests may not be as extensive as those that apply in the U.S. The Fund may therefore have more difficulty asserting its rights as a stockholder of a non-U.S. company in which it invests than it would as a stockholder of a comparable U.S. company.

Management Risk
The Fund may be subject to management risk because the Fund does not fully replicate its Underlying Index and may hold securities that are not included in its Underlying Index. Management risk is the risk that BGFA's investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Risk
The Fund's NAV will react to securities market movements. You could lose money over short periods due to fluctuation in the Fund's NAV in response to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a company or to factors that affect a particular industry or industries. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected.

Market Trading Risks
ABSENCE OF ACTIVE MARKET

      Although shares of the Fund are listed for trading on a national securities exchange, there can be no assurance that an active trading market for such shares will develop or be maintained.

LACK OF MARKET LIQUIDITY

      Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

SHARES OF THE FUND MAY TRADE AT PRICES OTHER THAN NAV

      Shares of the Fund trade on exchanges at prices at, above or below their most recent NAV. The per share NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund's holdings since the most recent calculation. The trading prices of the Fund's shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. The trading prices of the Fund's shares may deviate significantly from NAV during periods of market volatility. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, because shares can be created and redeemed in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of the Fund are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that the Fund's shares normally will trade on exchanges at prices close to the Fund's next calculated NAV, exchange prices are not expected to correlate exactly with the Fund's NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result

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[GRAPHIC APPEARS HERE]
      in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, then the shareholder may sustain losses.

COSTS OF BUYING OR SELLING FUND SHARES

      Buying or selling Fund shares involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you will also incur the cost of the "spread" - that is, the difference between what professional investors are willing to pay for Fund shares (the "bid" price) and the price at which they are willing to sell Fund shares (the "ask" price). Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Non-Diversification Risk
The Fund is classified as "non-diversified." A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies or to a single economic, political or regulatory occurrence affecting these companies.

Passive Investment Risk
The Fund is not actively managed and may be affected by a general decline in the market segments relating to its Underlying Index. The Fund invests in securities included in, or representative of, its Underlying Index regardless of their investment merits. BGFA does not attempt to take defensive positions in declining markets.

Privatization Risk

Some countries in which the Fund invests may be in the process of privatization of certain entities and industries. Historically, investors in newly privatized entities have suffered losses due to inability of the newly privatizer company to adjust quickly to a competitive environment or to changing regulatory and legal standards. There is no assurance that such losses will not recur.

Reliance on Exports Risk
Economies of emerging markets generally are dependent heavily upon commodity prices and trade with certain key trading partners. Reduction in spending on imports by any of these trading partners or a slowdown in any of these economies could adversely affect the emerging market countries included in the Underlying Index.

Secondary Market Trading Risk
Shares of the Fund may trade in the secondary market on days when the Fund does not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might be experienced on days when the Fund accepts purchase and redemption orders.

Securities Market Risk
Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Settlement procedures in emerging countries are frequently less developed and reliable than those in the United States (and other developed countries). In addition, significant delays may occur in certain

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                                                                               9
markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities.

Security Risk

Some geographic areas in which the Fund invests have experienced acts of terrorism or have strained international relations due to territorial disputes, historical animosities or other defense concerns. These situations may cause uncertainty in the markets of these geographic areas and may affect the performance of their economies.

Small Capitalization Risk
The Fund may be more volatile (I.E., subject to more frequent changes in price) than a fund that invests primarily in securities of large or mid-capitalization companies because:

[] Small capitalization companies may be less financially secure than larger, more established companies;

[] Small capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to personnel losses;

[] Small capitalization companies generally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products;

[] Small capitalization stock prices may be more volatile than those larger companies and thus the Fund's share price may increase or decline by a greater percentage than those of funds that invest in the stocks of larger companies; and

[] Small capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

Structural Risks
Certain emerging market countries are subject to a considerable degree of economic, political and social instability:

[] ECONOMIC RISK. Some emerging market countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation, while others have experienced economic recessions causing a negative effect on the economies and securities markets of such emerging countries.

[] POLITICAL AND SOCIAL RISK. Governments in some emerging market countries are authoritarian in nature or have been installed or removed as a result of military coups and some governments in emerging market countries have periodically used to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection have led to social turmoil, violence and/or labor unrest in some emerging market countries. Unanticipated political or social developments may result in a sudden and significant investment losses.

[] EXPROPRIATION RISK. Investing in emerging market countries involves a great risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital.

Tracking Error Risk
Imperfect correlation between the Fund's securities and those in its Underlying Index, rounding of prices, changes to the Underlying Index and regulatory requirements may cause the Fund's performance to diverge from the performance of its Underlying Index. This is called "tracking error." Tracking error also may result because the Fund incurs fees and expenses while its Underlying Index does not incur such expenses.

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[GRAPHIC APPEARS HERE]

Trading Risk
While the creation/redemption feature of the Fund is designed to make it likely that shares of the Fund will trade close to their NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV.

U.S. Economic Risk
The United States is a significant, and in some cases the most significant, trading partner of or foreign investor in certain emerging markets and the economies of these countries may be particularly affected by adverse changes in the U.S. economy. Decreasing U.S. imports, new trade regulations, changes in the dollar exchange rate or a recession in the United States may have a material adverse effect on economies of these nations.

Valuation Risk
Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Portfolio Holdings Information
A description of the Company's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI"). The top holdings of the Fund can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares
(1-800-474-2737).

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Performance Information
As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund:

                                ANNUAL FUND OPERATING EXPENSES/2/
               -------------------------------------------------------------------
                              DISTRIBUTION AND                   TOTAL ANNUAL FUND
 SHAREHOLDER    MANAGEMENT     SERVICE (12B-1)       OTHER           OPERATING
   FEES/1/         FEES             FEES          EXPENSES/3/        EXPENSES
-------------  ------------  ------------------  -------------  ------------------
      None        0.75%            None              None             0.75%

--------
/1/Fees paid directly from your investment.
/2/Expenses that are deducted from the Fund's assets, expressed as a percentage of average net assets.
/3/The Company's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Fund, except interest expense and taxes (both expected to be DE MINIMIS), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example
This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 1 YEAR   3 YEARS
-------  --------
   $77     $240

Management

Investment Adviser
As investment adviser, BGFA has overall responsibility for the general management and administration of the Company. BGFA provides an investment program for the Fund and manages the investment of the Fund's assets. In seeking to achieve the Fund's investment objective, BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA's extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Fund to operate.

Pursuant to the Investment Advisory Agreement between BGFA and the Company, on behalf of the Fund, BGFA is responsible for substantially all expenses of the Company including the cost of transfer agency, custody, fund administration, legal, audit and other services except interest expense and taxes, brokerage expenses, distribution fees or expenses and extraordinary expenses.

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[GRAPHIC APPEARS HERE]

For its investment advisory services to the Fund, BGFA is paid a management fee based on the Fund's allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares Funds (iShares MSCI BRIC Index
Fund and iShares MSCI Emerging Markets Index Fund, each of which is offered in a separate prospectus) as follows: 0.75% per year of the first $14.0 billion of aggregate average daily net assets, plus 0.68% per year of aggregate average daily net assets in excess of $14.0 billion and up to $28.0 billion, plus 0.61% per year of aggregate average daily net assets in excess of $28.0 billion.

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is a majority-owned subsidiary of Barclays Bank PLC. As of September 30, 2007, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $2.0 trillion. BGI, BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund may also invests.

A discussion regarding the basis for the Board of Directors' approval of the Investment Advisory Agreement with BGFA will be available in the Fund's annual report for the period ending August 31, 2008.

Portfolio Managers
Diane Hsiung and Greg Savage (the "Portfolio Managers") are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager is responsible for various functions related to portfolio management including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategy researching and reviewing investment strategy and overseeing members of his or her portfolio management team with more limited responsibilities.

Diane Hsiung is an employee of BGFA and BGI and, together with the other Portfolio Manager, is primarily responsible for the day-to-day management of the Fund. Ms. Hsiung has been a senior portfolio manager for BGFA and BGI since 2007 and a portfolio manager for BGFA and BGI from 2002 to 2006.

Greg Savage is an employee of BGFA and BGI and, together with the other Portfolio Manager, is primarily responsible for the day-to-day management of the Fund. Mr. Savage has been a senior portfolio manager for BGFA and BGI since 2006 and a portfolio manager for BGFA and BGI from 2001 to 2006.

The Fund's SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership (if any) of shares in the Fund.

Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company ("State Street") is the administrator, custodian and transfer agent for the Fund.

Shareholder Information
ADDITIONAL SHAREHOLDER INFORMATION, INCLUDING HOW TO BUY AND SELL SHARES OF THE FUND, IS AVAILABLE FREE OF CHARGE BY CALLING TOLL-FREE: 1-800-ISHARES (1-800-474-2737) OR VISITING OUR WEBSITE AT WWW.ISHARES.COM.

Buying and Selling Shares
Shares of the Fund trade on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. The Company does not impose any minimum investment for shares of the Fund purchased on an exchange. Buying or selling Fund shares involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will incur a brokerage commission or other charges determined by your broker. In addition, you will also incur the cost of the "spread" - that is, the difference between the bid

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                                                                              13
price and the ask price. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for shares of the Fund based on its trading volume and market liquidity, and is generally lower if the Fund has a lot of trading volume and market liquidity and higher if the Fund has little trading volume and market liquidity. The Fund's shares trade under the trading symbol listed for the Fund in the DESCRIPTION OF THE FUND section of this Prospectus.

Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the CREATIONS AND REDEMPTIONS section of this Prospectus. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.

The Company's Board of Directors has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares ("frequent trading") that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the Fund's portfolio securities after the close of the primary markets for the Fund's portfolio securities and the reflection of that change in the Fund's NAV ("market timing"), because the Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund's portfolio securities. The Board of Directors has not adopted a policy of monitoring for other frequent trading activity because shares of the Fund are listed and traded on national securities exchanges.

The national securities exchange on which the Fund's shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund's primary listing exchange is _____.

Section 12(d)(1) of the Investment Company Act of 1940, as amended, restricts investments by registered investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Company, including that such investment companies enter into an agreement with the Company.

Book Entry
Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or "street name" form.

Share Prices
The trading prices of the Fund's shares in the secondary market generally differ from the Fund's daily NAV per share and are affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the intraday value of shares of the Fund, also known as the "indicative optimized portfolio value" ("IOPV"), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund is listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of

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                                                                              14

[GRAPHIC APPEARS HERE]
the current portfolio of securities held by the Fund at a particular point in time nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a "real-time" update of the NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV and makes no representation or warranty as to its accuracy.

Determination of Net Asset Value

The NAV for the Fund is generally determined once daily Monday through Friday generally as of the regularly scheduled close of business of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

In calculating the Fund's NAV, the Fund's investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund's published net asset value per share. BGFA may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service's valuation matrix may be considered a market valuation.

In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors. The frequency with which the Fund's investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (I.E., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act"));
(iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (I.E., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund's NAV is computed and that may materially affect the value of the Fund's investments). Examples of events that may be significant events are government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations.

Valuing the Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund's NAV and the prices used by the Fund's Underlying Index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's Underlying Index.

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                                                                              15

Because foreign markets may be open on different days than the days during which a shareholder may purchase the Fund's shares, the value of the Fund's investments may change on days when shareholders are not able to purchase the Fund's shares.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by BGFA as investment adviser. Any use of a different rate from the rates used by MSCI may adversely affect the Fund's ability to track its Underlying Index.

Dividends and Distributions
GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund generally distributes its net capital gains, if any, to shareholders annually. The Fund also reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company ("RIC") or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on shares are distributed on a PRO RATA basis to beneficial owners of such shares. Dividend payments are made through DTC participants to beneficial owners then of record with proceeds received from the Fund.

DIVIDEND REINVESTMENT SERVICE. No dividend reinvestment service is provided by the Company. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Taxes
As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund shares.

Taxes on Distributions
Distributions from the Fund's net investment income (other than qualified dividend income), including distributions out of the Fund's net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund's shares. Distributions by the Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates.

Dividends will be qualified dividend income to you if they are attributable to qualified dividend income received by the Fund which, in general, includes dividend income from taxable U.S. corporations and qualified foreign corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. For this purpose, a qualified foreign corporation means any foreign corporation (i) that is incorporated in a possession of the United States, (ii) that is eligible for benefits under a comprehensive income tax treaty with the United States which includes an exchange of information program or (iii) if the stock with respect to which the dividend was paid is readily tradable on an established United States security market. The term excludes a corporation that is a passive foreign investment company. Under current Internal Revenue

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                                                                              16

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Service ("IRS") guidance, the United States has comprehensive income tax treaties with the following countries: Australia, Austria, Bangladesh, Barbados, Belgium, Canada, China, Cyprus, Czech Republic, Denmark, Egypt, Estonia, Finland, France, Germany, Greece, Hungary, Iceland, India, Indonesia, Ireland, Israel, Italy, Jamaica, Japan, Kazakhstan, Korea, Latvia, Lithuania, Luxembourg, Mexico, Morocco, Netherlands, New Zealand, Norway, Pakistan, Philippines, Poland, Portugal, Romania, Russian Federation, Slovak Republic, Slovenia, South Africa, Spain, Sri Lanka, Sweden, Switzerland, Thailand, Trinidad and Tobago, Tunisia, Turkey, Ukraine, United Kingdom and Venezuela.

Dividends received by the Fund from a real estate investment trust ("REIT") or another RIC generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such REIT or RIC. It is expected that dividends received by the Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income.

Under current law, the taxation of qualified dividend income at long-term capital gain rates will no longer apply for taxable years beginning after December 31, 2010.

A dividend will not be treated as qualified dividend income if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or in the case of certain preferred stock 91 days during the 181-day period beginning 90 days before such date. In general, your distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If the Fund's distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided, however, that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale of other disposition of shares of the Fund.

Dividends and interest received by the Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of the total assets of the Fund will almost certainly consist of foreign stocks or securities, the Fund will "pass through" to you certain foreign income taxes (including withholding taxes) paid by the Fund. This means that you will be considered to have received as an additional dividend your share of such foreign taxes but you may be entitled to either a corresponding tax deduction in calculating your taxable income or, subject to certain limitations, a credit in calculating your U.S. federal income tax.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Shares are Sold
Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

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                                                                              17

THE FOREGOING DISCUSSION SUMMARIZES SOME OF THE CONSEQUENCES UNDER CURRENT U.S. FEDERAL TAX LAW OF AN INVESTMENT IN THE FUND. IT IS NOT A SUBSTITUTE FOR PERSONAL TAX ADVICE. YOU MAY ALSO BE SUBJECT TO STATE AND LOCAL TAXATION ON FUND DISTRIBUTIONS AND SALES OF SHARES. CONSULT YOUR PERSONAL TAX ADVISER ABOUT THE POTENTIAL TAX CONSEQUENCES OF AN INVESTMENT IN SHARES OF THE FUND UNDER ALL APPLICABLE TAX LAWS.

Creations and Redemptions
The shares that trade in the secondary market are "created" at NAV by market makers, large investors and institutions only in block-size Creation Units of _________ shares or multiples thereof. Each "creator" or "Authorized Participant" enters into an authorized participant agreement with the Fund's distributor, SEI Investments Distribution Co. (the "Distributor"). A creation transaction, which is subject to acceptance by the transfer agent, takes place when an Authorized Participant deposits into the Fund a portfolio of securities approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units. To the extent practicable, the composition of such portfolio generally corresponds PRO RATA to the holdings of the Fund.

Similarly, shares can be redeemed only in Creation Units, generally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES ARE NOT REDEEMABLE BY THE FUND. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

The Fund intends to comply with the U.S. federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, an Authorized Participant that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund a "distribution," as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not "underwriters" but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

Transaction Fees
The Fund will impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The creation and redemption transaction fees for creations and redemptions in-kind for the Fund are discussed below. The standard creation transaction fee is charged to

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                                                                              18

[GRAPHIC APPEARS HERE]
each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The standard creation and redemption transaction fees for creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge up to the maximum amount shown below under "Maximum Additional Variable Charge for Cash Purchases" and "Maximum Additional Variable Charge for Cash Redemptions." In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of ___________ 2008, the approximate value of one Creation Unit, including the standard creation and redemption transaction fee:

                                                  MAXIMUM        MAXIMUM
                                 STANDARD        ADDITIONAL     ADDITIONAL
 APPROXIMATE                     CREATION/        VARIABLE       VARIABLE
   VALUE OF     CREATION        REDEMPTION         CHARGE         CHARGE
   CREATION       UNIT          TRANSACTION       FOR CASH       FOR CASH
     UNIT         SIZE              FEE          CREATIONS*    REDEMPTIONS*
-------------  ----------  ------------------  ------------  --------------
   $________    _______          $_____           _____          ____

*         As a percentage of amount invested.

Householding
Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Distribution
The Distributor distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor's principal address is One Freedom Valley Drive, Oaks, PA 19456.

Financial Highlights
As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its financial highlights.

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                                                                              19

Index Provider
MSCI is a leading provider of global indexes and benchmark related products and services to investors worldwide. Morgan Stanley, a global financial services firm and a market leader in securities, asset management, and credit services, is the majority shareholder of MSCI and The Capital Group Companies, Inc., a global investment management group, is the minority shareholder. MSCI is not affiliated with the Company, BGI, BGFA, State Street, the Distributor or any of their respective affiliates.

BGI has entered into a license agreement with the Index Provider to use the Underlying Index. BGI is sub-licensing rights in the Underlying Index to the Company at no charge.

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                                                                              20

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Disclaimers
THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI. MSCI MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF THE UNDERLYING INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE. MSCI'S ONLY RELATIONSHIP TO THE FUND, BGI AND BGFA IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF MSCI AND OF THE UNDERLYING INDEX, WHICH IS DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE COMPANY, BGI, BGFA OR THE FUND. MSCI HAS NO OBLIGATION TO TAKE THE NEEDS OF THE COMPANY, BGI, BGFA OR THE OWNERS OF SHARES OF THE FUND INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE UNDERLYING INDEX. MSCI IS NOT RESPONSIBLE FOR, AND HAS NOT PARTICIPATED IN, THE DETERMINATION OF THE PRICES AND AMOUNT OF SHARES OF THE FUND OR THE TIMING OF THE ISSUANCE OR SALE OF SUCH SHARES OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH SHARES OF THE FUND ARE TO BE CONVERTED INTO CASH. MSCI HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE FUND. MSCI DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND MSCI SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN.

MSCI MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY BGI, BGFA, OWNERS OF SHARES OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. MSCI MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI, HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SHARES OF THE FUND ARE NOT SPONSORED, ENDORSED OR PROMOTED BY THE [LISTING EXCHANGE]. THE [LISTING EXCHANGE] MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ABILITY OF THE FUND TO TRACK THE TOTAL RETURN PERFORMANCE OF THE UNDERLYING INDEX OR THE ABILITY OF THE UNDERLYING INDEX IDENTIFIED HEREIN TO TRACK STOCK MARKET PERFORMANCE. THE [LISTING EXCHANGE] IS NOT RESPONSIBLE FOR, NOR HAS IT PARTICIPATED IN, THE DETERMINATION OF THE COMPILATION OR THE CALCULATION OF ANY UNDERLYING INDEX, NOR IN THE DETERMINATION OF THE TIMING OF, PRICES OF, OR QUANTITIES OF THE SHARES OF THE FUND TO BE ISSUED, NOR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES ARE REDEEMABLE. THE [LISTING EXCHANGE] HAS NO OBLIGATION OR LIABILITY TO OWNERS OF THE SHARES OF THE FUND IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF THE FUND.

THE [LISTING EXCHANGE] DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE [LISTING EXCHANGE] MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE COMPANY ON BEHALF OF ITS FUNDS AS LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE SHARES OF THE COMPANY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SUBJECT INDICES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED AS DESCRIBED HEREIN OR FOR ANY OTHER USE. THE [LISTING EXCHANGE] MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE [LISTING EXCHANGE] HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

BGFA DOES NOT GUARANTEE THE ACCURACY OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND BGFA SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN.

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                                                                              21

BGFA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, TO THE OWNERS OF THE SHARES OF THE FUND OR TO ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. BGFA MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BGFA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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                                                                              22

[GRAPHIC APPEARS HERE]

Copies of the Prospectus and SAI and other information can be found on our website at www.iShares.com. For more information about the Fund, you may request a copy of the SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

If you have any questions about the Company or shares of the Fund or you wish to obtain the SAI free of charge, please:

     Call:         1-800-iShares
     (toll free)   1-800-474-2737
                   Monday through Friday
                   8:30 a.m. to 6:30 p.m. (Eastern Time)

     E-mail:       iSharesETFs@barclaysglobal.com

     Write:        c/o SEI Investments Distribution Co.
                   One Freedom Valley Drive
                   Oaks, PA 19456

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS ABOUT THE FUND AND ITS SHARES NOT CONTAINED IN THIS PROSPECTUS AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION. READ AND KEEP THE PROSPECTUS FOR FUTURE REFERENCE.

                   Investment Company Act File No.: 811-09729

                     For more information visit our website
                     or call 1-800-iShares (1-800-474-2737)
                                WWW.ISHARES.COM

BGI-F-___-_____
[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

The information in this Statement of Additional Information is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This Statement of Additional Information is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any State in which the offer, solicitation or sale would be unlawful.

iShares(R)

Statement of Additional Information

Dated __________

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectus ("Prospectus") for the following fund of iShares, Inc. (the "Company") as such Prospectus may be revised or supplemented from time to time.

iShares MSCI Emerging Markets Small Cap Index Fund (the "Fund")

The Prospectus for the Fund is dated ______. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Company's distributor, SEI Investments Distribution Co. (the
"Distributor"), at One Freedom Valley Drive, Oaks, PA 19456, calling 1-800-iShares (1-800-474-2737) or visiting www.iShares.com.

iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI").

                               TABLE OF CONTENTS

GENERAL DESCRIPTION OF THE COMPANY AND THE FUND............................

EXCHANGE LISTING AND TRADING...............................................

INVESTMENT STRATEGIES AND RISKS............................................

   LACK OF DIVERSIFICATION OF THE FUND.....................................
   LENDING PORTFOLIO SECURITIES............................................
   REPURCHASE AGREEMENTS...................................................
   REVERSE REPURCHASE AGREEMENTS...........................................
   CURRENCY TRANSACTIONS...................................................
   FOREIGN SECURITIES......................................................
   SHORT-TERM INSTRUMENTS AND TEMPORARY INVESTMENTS........................
   SECURITIES OF INVESTMENT COMPANIES......................................
   ILLIQUID SECURITIES.....................................................
   FUTURES AND OPTIONS.....................................................
   OPTIONS ON FUTURES CONTRACTS............................................
   SWAP AGREEMENTS.........................................................
   TRACKING STOCKS.........................................................
   FUTURE DEVELOPMENTS.....................................................

GENERAL CONSIDERATIONS AND RISKS...........................................

   RISKS OF DERIVATIVES....................................................
   RISKS OF EQUITY SECURITIES..............................................
   RISKS OF FUTURES AND OPTIONS TRANSACTIONS...............................
   RISKS OF SWAP AGREEMENTS................................................
   RISKS OF INVESTING IN NON-U.S. EQUITY SECURITIES........................
   DIVIDEND RISK...........................................................

PROXY VOTING POLICY........................................................

PORTFOLIO HOLDINGS INFORMATION.............................................

CONSTRUCTION AND MAINTENANCE OF THE UNDERLYING INDEX.......................

INVESTMENT LIMITATIONS.....................................................

CONTINUOUS OFFERING........................................................

MANAGEMENT.................................................................

   DIRECTORS AND OFFICERS..................................................
   COMMITTEES OF THE BOARD OF DIRECTORS....................................
   REMUNERATION OF DIRECTORS...............................................
   CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.....................

INVESTMENT ADVISORY, ADMINISTRATIVE AND DISTRIBUTION SERVICES..............

   INVESTMENT ADVISER......................................................
   PORTFOLIO MANAGERS......................................................
   CODES OF ETHICS.........................................................
   ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT.............................
   DISTRIBUTOR.............................................................
   INDEX PROVIDER..........................................................

BROKERAGE TRANSACTIONS.....................................................

ADDITIONAL INFORMATION CONCERNING THE COMPANY..............................

   CAPITAL STOCK...........................................................
   TERMINATION OF THE COMPANY OR THE FUND..................................
   DTC AS SECURITIES DEPOSITORY FOR SHARES OF THE FUND.....................

PURCHASE AND ISSUANCE OF CREATION UNITS....................................

   GENERAL.................................................................
   FUND DEPOSIT............................................................
   ROLE OF THE AUTHORIZED PARTICIPANT......................................
   PURCHASE ORDER..........................................................
   ACCEPTANCE OF ORDERS FOR CREATION UNITS.................................
   ISSUANCE OF A CREATION UNIT.............................................
   CASH PURCHASE METHOD....................................................
   PURCHASE TRANSACTION FEE................................................
   REDEMPTION OF CREATION UNITS............................................

TAXES......................................................................

   REGULATED INVESTMENT COMPANY QUALIFICATIONS.............................
   TAXATION OF RICS........................................................
   EXCISE TAX..............................................................
   TAXATION OF U.S. SHAREHOLDERS...........................................
   BACK-UP WITHHOLDING.....................................................
   SECTIONS 351 AND 362....................................................
   QUALIFIED DIVIDEND INCOME...............................................
   CORPORATE DIVIDENDS RECEIVED DEDUCTION..................................
   NET CAPITAL LOSS CARRYFORWARDS..........................................
   EXCESS INCLUSION INCOME.................................................
   FOREIGN INVESTMENTS.....................................................
   PASSIVE FOREIGN INVESTMENT COMPANIES....................................
   FEDERAL TAX TREATMENT OF COMPLEX SECURITIES.............................
   SALES OF SHARES.........................................................
   OTHER TAXES.............................................................
   TAXATION OF NON-U.S. SHAREHOLDERS.......................................
   REPORTING...............................................................

FINANCIAL STATEMENTS.......................................................

MISCELLANEOUS INFORMATION..................................................

   COUNSEL.................................................................
   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................
   SHAREHOLDER COMMUNICATION TO THE BOARD..................................

General Description of the Company and the Fund

The Company currently consists of more than [27] investment series, or portfolios. The Company was organized as a Maryland corporation on August 31, 1994 and is authorized to have multiple series or portfolios. The Company is an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The offering of the Company's shares is registered under the Securities Act of 1933, as amended (the "1933 Act"). This SAI relates solely to the Fund.

The investment objective of the Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (the "Underlying Index") representing publicly-traded equity securities of companies in a particular broad market, market segment, market sector or group of industries. The Fund is managed by Barclays Global Fund Advisors ("BGFA" or "Investment Adviser"), a subsidiary of BGI.

The Fund offers and issues shares at their net asset value per share ("NAV") only in aggregations of a specified number of shares (each, a "Creation Unit"), generally in exchange for a basket of equity securities included in its Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). Shares of the Fund are listed and trade on ______ a national securities exchange (the "Listing Exchange"). Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Units and, generally, in exchange for portfolio securities and a Cash Component. Creation Units typically are a specified number of shares, generally [______] shares or multiples thereof.

The Fund reserves the right to offer a "cash" option for creations and redemptions of shares although it has no current intention of doing so. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Fund cash at least equal to 105%, which BGFA may change from time to time, of the market value of the missing Deposit Securities. See the Purchase and Issuance of Creation Units section of this SAI. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such conditions and fees will be limited in accordance with the requirements of SEC applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Shareholder Information section of the Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

Shares of the Fund are listed for trading on the Listing Exchange and trade throughout the day on the Listing Exchange and other secondary markets. Shares of the Fund may also be traded on certain non U.S. exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of the Fund will continue to be met. Although listing requirements vary among exchanges, in general, the Listing Exchange may, but is not required to, remove the shares of the Fund from listing if (1) following the initial 12-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of shares for 30 or more consecutive trading days, (2) the value of the Underlying Index on which the Fund is based is no longer calculated or available, (3) the "indicative optimized portfolio value" ("IOPV") of the Fund is no longer calculated or available, or (4) any other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will remove the shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, when you buy or sell shares through a broker you will incur a brokerage commission determined by that broker.

In order to provide additional information regarding the indicative value of shares of the Fund, the Listing Exchange disseminates every 15 seconds through the facilities of the Consolidated Tape Association an updated IOPV for the Fund as calculated by an information provider or market data vendors. The Company is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs and makes no representation or warranty as to the accuracy of the IOPVs.

An IOPV has an equity securities component and a Cash Component. The equity securities values included in an IOPV are the values of the Deposit Securities for the Fund. While the IOPV reflects the current market value of the Deposit Securities required to be deposited in connection with the purchase of a Creation Unit, it does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time because the current portfolio of the Fund may include securities that are not part of the current Deposit Securities. Therefore the Fund's IOPV disseminated during the Listing Exchange trading hours should not be viewed as a real-time update of the Fund's NAV, which is calculated only once a day.

The Cash Component included in an IOPV consists of estimated accrued dividend and other income, less expenses. If applicable, each IOPV also reflects changes in currency exchange rates between the U.S. Dollar and the applicable currency.

The Company reserves the right to adjust the share prices of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in securities issued by companies that comprise the Underlying Index and through transactions that provide substantially similar exposure to securities in the

Underlying Index. The Fund operates as an index fund and will not be actively managed. Adverse performance of a security in the Fund's portfolio will ordinarily not result in the elimination of the security from the Fund's portfolio.

The Fund engages in representative sampling, which is investing in a sample of securities selected by BGFA to have a collective investment profile similar to that of the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the Underlying Index. Funds that use representative sampling generally do not hold all of the securities that are included in the Underlying Index.

Lack of Diversification of the Fund. The Fund is non-diversified. A "non-diversified" classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund's investment portfolio. This may adversely affect the Fund's performance or subject the Fund's shares to greater price volatility than that experienced by more diversified investment companies.

The Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "Regulated Investment Company" ("RIC") for purposes of the Internal Revenue Code of 1986, as amended (the "IRC"), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that the Fund satisfies a minimum distribution requirement. Compliance with the diversification requirements of the IRC may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objective.

Lending Portfolio Securities. The Fund may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BGFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of the Fund if, as a result, the aggregate value of all securities loans of the Fund exceeds one-third of the value of the Fund's total assets (including the value of the collateral received). The Fund may terminate a loan at any time and obtain the return of the securities loaned. The Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, including those managed by BGFA. Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the Fund's securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral does not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

The Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above and to a securities lending agent who administers the lending program in accordance with guidelines approved by the Company's Board of Directors (the "Board" or "Directors"). BGI acts as securities lending agent for the Fund subject to the overall supervision of BGFA. BGI receives a portion of the revenues generated by securities lending activities as compensation for its services.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain counterparties. Repurchase agreements involve an agreement to purchase financial instruments and to resell those instruments back to the same counterparty at an agreed-upon date and price, which price reflects a rate of interest unrelated to a coupon rate or maturity of the purchased instruments. The value of the instruments purchased may be more or less than the price at which the counterparty has agreed to repurchase them. As protection against the risk that the counterparty will not fulfill its obligation, the instruments are marked to market daily and are maintained at a value at least equal to the sale price plus the accrued incremental amount. Delays or losses could result if the counterparty to the repurchase agreement defaults or becomes insolvent. The Fund will engage in repurchase agreements only with counterparties whose creditworthiness has been reviewed and found satisfactory by BGFA.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are advantageous only if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions that is greater than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The Fund's exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such commitments. The Fund maintains liquid assets in connection with reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

Currency Transactions. The Fund does not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund's assets that are denominated in a foreign currency. The Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, counterparty risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of the Fund's return with the performance of the Underlying Index and may lower the Fund's return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, the Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Foreign Securities. The Fund may purchase publicly-traded common stocks of foreign corporations. To the extent the Fund invests in stocks of foreign corporations, the Fund's investment in such stocks may be in the form of American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") (collectively "Depositary Receipts"). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally ADRs, issued in registered form, are designed for use in the U.S. securities markets, and EDRs, issued in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. The Fund will not invest in any unlisted Depository Receipt or any Depository Receipt that BGFA deems illiquid or for which pricing information is not readily available. In general Depository Receipts must be sponsored, however a Fund may invest in unsponsored Depository Receipts under certain limited circumstances. The issuers of unsponsored Depository Receipts are not obligated to disclose material information in the United States. Therefore there may be less information available regarding such issuers and there may be no correlation between available information and the market value of the Depository Receipts.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Short-Term Instruments and Temporary Investments. The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to:
(i) shares of money market funds (including those advised by BGFA);
(ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises);
(iii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service, Inc. ("Moody's(R)") or "A-1" by Standard and Poor's Rating Service, a division of The McGraw-Hill Companies, Inc. ("S&P(R)"), or if unrated, of comparable quality as determined by BGFA; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of BGFA, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Securities of Investment Companies. The Fund may invest in the securities of other investment companies (including money market funds) to the extent allowed by law. Pursuant to the 1940 Act, the Fund's investment in investment companies is limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, the Fund may invest its assets in the securities of investment companies that are money market funds, including those advised by BGFA or otherwise affiliated with BGFA, in excess of the limits discussed above. Other investment companies in which the Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees that would be in addition to those incurred by the Fund.

Illiquid Securities. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. The Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate investment in the Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts and options only on futures contracts that are traded on a U.S. or foreign exchange. The Fund will not use futures or options for speculative purposes. The Fund intends to use futures and options in accordance with Rule
4.5 of the Commodity Exchange Act ("CEA"). The Company, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 so that the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified exercise price within a specified period of time. The initial purchaser of an option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. Investments in futures contracts, and other investments that contain leverage may require the Fund to maintain liquid assets. Generally, the Fund maintains or earmarks an amount of liquid assets equal to its obligations relative to the position involved, adjusted daily on a marked-to-market basis. With respect to futures contracts that are contractually required to "cash-settle," the Fund sets aside liquid assets in an amount at least equal to the Fund's daily marked-to-market obligation (i.e., the Fund's daily net liability, if any), rather than the contracts' notional value (i.e., the value of the underlying asset). By setting aside assets equal to its net obligation under cash-settled futures contracts, the Fund may employ leverage to a greater extent than if the Fund set aside assets equal to the futures contracts' full notional value. The Fund bases its asset maintenance policies on methods permitted by the staff of the SEC and may modify these policies in the future to comply with any changes in the guidance articulated from time to time by the SEC or its staff.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. The Fund may enter into futures contracts to purchase security investments when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. To the extent required by law, liquid assets committed to futures contracts will be segregated.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing call options is unlimited.

The Fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be affected.

Upon entering into a futures contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents known as "initial margin," which is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." The Fund may also have asset segregation requirements. At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be performed on a net basis, with the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid securities having an aggregate value at least equal to the accrued excess will be maintained by the Fund.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Tracking Stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to "track" the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company's common stock.

Future Developments. The Board may, in the future, authorize the Fund to invest in securities contracts and investments other than those listed in this SAI and in the Prospectus, provided they are consistent with the Fund's investment objective and do not violate any investment restrictions or policies.

General Considerations and Risks

A discussion of some of the risks associated with an investment in the Fund is contained in the Prospectus.

An investment in the Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of stocks in general and other factors that affect the market.

Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Risks of Derivatives. A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Risks of Equity Securities. An investment in the Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of preferred or common stocks in general and other factors that affect securities markets. An investment in the Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Holders of common stocks incur more risks than holders of preferred stocks and debt obligations because common stockholders generally have rights to receive payments from stock issuers that are inferior to the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior to maturity), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although most of the securities in the Underlying Index are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund's shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While the Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to deliver the instruments underlying the future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intend to utilize futures and options contracts in a manner designed to limit the Fund's risk exposure to levels comparable to a direct investment in the types of stocks in which the Fund invests.

Utilization of futures and options on futures by the Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BGFA as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive).

Risks of Investing in Non-U.S. Equity Securities. An investment in the Fund involves risks similar to those of investing in broad-based portfolios of equity securities traded on exchanges in the country covered by the Fund. These risks include market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in securities issued by companies domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor's local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country's currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Investing in the Fund whose portfolio contains non-U.S. issuers involves certain risks and considerations not typically associated with investing in the securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the Fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy; higher rates of inflation; greater social, economic, and political uncertainty; the risk of nationalization or expropriation of assets and the risk of war.

Dividend Risk. There is no guarantee that the issuer of the stocks held by the Fund will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

Proxy Voting Policy

The Company has adopted, as its proxy voting policies for the Fund, the proxy voting guidelines of BGFA, the investment adviser to the Fund. The Company has delegated to BGFA the responsibility for voting proxies on the portfolio securities held by the Fund. The remainder of this section discusses the Fund's proxy voting guidelines and BGFA's role in implementing such guidelines.

BGFA votes (or refrains from voting) proxies for the Fund in a manner that BGFA, in the exercise of its independent business judgment, concludes is in the best economic interests of the Fund. In some cases, BGFA may determine that it is in the best economic interests of the Fund to refrain from exercising the Fund's proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BGFA's approach is also driven by our clients' economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BGFA recalling loaned securities in order to ensure they are voted. Periodically, BGFA analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. BGFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BGFA's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BGFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of the Fund. BGFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Fund, the Fund's affiliates (if any), BGFA or BGFA's affiliates, or the Distributor or the Distributor's affiliates. When voting proxies, BGFA attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

   . The Fund generally supports the board's nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;

   . The Fund generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer; and

   . The Fund generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

BGFA maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and the Fund, the Fund's affiliates (if any), BGFA or BGFA's affiliates, or the Distributor or the Distributor's affiliates, from having undue influence on BGFA's proxy voting activity. In certain instances, BGFA may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BGFA with instructions as to how to vote such proxies. In the latter case, BGFA votes the proxy in accordance with the independent fiduciary's determination.

Information with respect to how BGFA voted Fund proxies relating to the Fund's portfolio securities during the most recent 12-month period ended June 30 will be available: (i) without charge, upon request, by calling 1-800-iShares (1-800-474-2737) or through the Fund's website at www.iShares.com; and (ii) on the SEC's website at www.sec.gov.

Portfolio Holdings Information

The Board has adopted a policy regarding the disclosure of the Fund's portfolio holdings information that requires that such information be disclosed in a manner that: (a) is consistent with applicable legal requirements and in the best interests of the Fund's shareholders; (b) does not put the interests of BGFA, the Distributor or any affiliated person of the Fund, BGFA or the Distributor above those of Fund shareholders; (c) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain Entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by the iShares Exemptive Orders as discussed below and (d) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. The "Entities" referred to in sub-section (c) above are generally limited to National Securities Clearing Corporation ("NSCC") members and subscribers to various fee-based subscription services, including those large institutional investors (known as "Authorized Participants") that have been authorized by the Distributor to purchase and redeem large blocks of shares pursuant to legal requirements, including exemptive orders granted by the SEC pursuant to which the Fund offers and redeems its shares ("iShares Exemptive Orders") and other institutional market participants and entities that provide information services.

Each business day, the Fund's portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund's anticipated holdings on the following business day.

Daily access to information concerning the Fund's portfolio holdings is permitted (i) to certain personnel of service providers involved in portfolio management and providing administrative, operational, risk management or other support to portfolio management, including affiliated broker-dealers and Authorized Participants, and (ii) to other personnel of BGFA and the Fund's Distributor, administrator, custodian and fund accountant who deal directly with or assist in functions related to investment management, distribution, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with the iShares Exemptive Orders, agreements with the Fund and the terms of the Fund's current registration statement. In addition, the Fund discloses its portfolio holdings and the percentages it represents of the net assets of the Fund at least monthly, but as often as each day the Fund is open for business, online at www.iShares.com. More information about this disclosure is available at www.iShares.com.

Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to the Fund in the ordinary course of business after it has been disseminated to the NSCC. From time to time, information concerning portfolio holdings other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may be provided to other entities that provide services to the Fund including, rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information.

The Fund will disclose its complete portfolio holdings schedule in public filings with the SEC within 70 days after the end of each fiscal quarter and will provide that information to shareholders as required by federal securities laws and regulations thereunder. The Fund may, however, voluntarily disclose all or part of its portfolio holdings other than in connection with the creation/redemption process, as discussed above, in advance of required filings with the SEC, provided that such information is made generally available to all shareholders and other interested parties in a manner that is consistent with the above policy for disclosure of portfolio holdings information. Such information may be made available through a publicly available website or other means that make the information available to all likely interested parties contemporaneously.

The Company's Chief Compliance Officer may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures.

The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.

Construction and Maintenance of the Underlying Index

A description of the MSCI Indexes and the Underlying Index is provided below.

MSCI Indexes

The MSCI indexes were founded in 1969 by Capital International S.A. as the first international performance benchmarks constructed to facilitate accurate comparison of world markets. Morgan Stanley acquired rights to the indexes in 1986. In November 1998, Morgan Stanley transferred all rights to the MSCI indexes to MSCI Inc. ("MSCI"), a Delaware corporation of which Morgan Stanley is the majority owner and The Capital Group of Companies, Inc. is the minority shareholder. The MSCI single country standard equity indexes have covered the world's developed markets since 1969 and in 1988 MSCI commenced coverage of emerging markets.

Local stock exchanges traditionally calculated their own indexes which were generally not comparable with one another due to differences in the representation of the local market, mathematical formulas, base dates and methods of adjusting for capital changes. MSCI, however, applies the same calculation methodology to all markets for all single country standard equity indexes, developed and emerging.

MSCI has begun implementing enhancements to the methodology of its current indexes, the MSCI Standard Indexes and the MSCI Small Cap Indexes. MSCI is generally expanding the number of securities included in these indexes, eliminating industry sector classifications in favor of market capitalization size segmentation and eliminating overlapping market capitalization size segmentation among its indexes. These enhancements are being phased in over two stages: 50% of the transition was completed on November 30, 2007 and the remaining transition is expected to be completed on May 30, 2008. MSCI has also combined its MSCI Standard Indexes and MSCI Small Cap Indexes to form the MSCI Global Investable Market Indexes (the "MSCI GIMI"). The MSCI Global Standard Indexes of the MSCI GIMI, which include the MSCI Global Large Cap Indexes and MSCI Global Mid-Cap Indexes, are intended to cover all investable large and mid-cap securities and include approximately 85% of each market's free float-adjusted market capitalization. The MSCI Global Small Cap Index of the MSCI GIMI is intended to cover all companies with a market capitalization smaller than that of the companies in the MSCI Global Standard Indexes and include an additional 14% coverage of each market's free-float adjusted market capitalization. The Underlying Index for the iShares MSCI Emerging Markets Small Cap Index Fund at its inception will be an index of the MSCI Global Small Cap Indexes.

Following are descriptions of the MSCI Standard Indexes and the MSCI GIMI.

MSCI Standard Indexes

Weighting. All single-country MSCI Standard indexes are free-float weighted, i.e., companies are included in the indexes at the value of their free public float (free float multiplied by security price). MSCI defines "free float" as total shares excluding shares held by strategic investors and shares subject to foreign ownership restrictions. MSCI's Standard indexes generally seek to include 85% of the free float-adjusted market capitalization of a country's stock market represented in each industry group of each country.

Regional Weights. Market capitalization weighting, combined with a consistent target of 85% of free float-adjusted market capitalization, helps ensure that each country's weight in regional and international indexes approximates its weight in the total universe of developing and emerging markets.

Selection Criteria. MSCI's index construction process involves: (i) defining the equity universe, (ii) adjusting the total market capitalization of all securities in the universe for free float available to foreign investors,
(iii) classifying the universe of securities under the Global Industry Classification Standard (the "GICS") and (iv) selecting securities for inclusion according to MSCI's index construction rules and guidelines.

   (i) Defining the Equity Universe. The current index construction process starts at the country level with the identification of all listed securities for that country. MSCI currently creates international equity country indexes for 48 countries. In general, companies and their respective securities are classified as belonging only to the country in which they are incorporated. This allows securities to be sorted distinctly by country. All listed equity securities and listed securities that exhibit characteristics of equity securities, except investment trusts, mutual funds and equity derivatives, are eligible for inclusion in the equity universe. Shares of non-domiciled companies generally are not eligible for inclusion in the equity universe.

   (ii) Adjusting the Total Market Capitalization of Securities in the Equity Universe for Free Float. After identifying the universe of securities, MSCI calculates the free float-adjusted market capitalization of each security in that universe using publicly available information. The process of free float adjusting market capitalization involves: (i) defining and estimating the free float available to foreign investors for each security using MSCI's definition of free float (ii) assigning a free float-adjustment factor to each security and (iii) calculating the free float-adjusted market capitalization of each security.

   (iii) Classifying Securities under the GICS. All securities in the equity universe are also assigned to an industry-based hierarchy, the GICS. This comprehensive classification scheme provides a universal approach to industries worldwide and forms the basis for achieving MSCI's objective of broad industry representation in its indexes.

   (iv) Selecting Securities for Index Inclusion. MSCI targets an 85% free float-adjusted market representation level in each industry group of each country. The security selection process within each industry group is based on the analysis of: (i) each company's business activities and the diversification that its securities would bring to the index, (ii) the size (based on free float-adjusted market capitalization) and liquidity of securities of the company and (iii) the estimated free float for the company and its individual share classes. MSCI targets for inclusion the largest and most liquid securities in an industry group. MSCI generally does not consider securities with inadequate liquidity or securities that do not have an estimated free float greater than 15% unless exclusion of the security of a large company would compromise the index's ability to fully and fairly represent the characteristics of the underlying market.

Free Float. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) strategic and other shareholdings not considered part of available free float and (ii) limits on share ownership for foreigners.

Under MSCI's free float-adjustment methodology, a constituent's inclusion factor is equal to its estimated free float rounded up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2% will be included in the index at 25% of its market capitalization. For securities with a free float of less than 15% that are included on an exceptional basis, the estimated free float is adjusted to the nearest 1%.

Additions and Deletions. Potential additions to the indexes are analyzed with respect to their industry group and sub-industry group in order to represent a wide range of economic and business activities. In assessing deletions, it is important that indexes represent the full investment cycle including both bull and bear markets. Out-of-favor industries and their securities may exhibit declining prices, declining market capitalization and/or declining liquidity yet not be deleted because they remain representative of their industry group.

As a general policy, changes in number of shares are coordinated with changes in the inclusion factors to accurately reflect the investability of the underlying securities.

MSCI Global Investable Market Indexes

Weighting. All single-country indexes of the MSCI GIMI are free-float weighted, i.e., companies are included in the indexes at the value of their free public float (free float multiplied by security price). MSCI defines "free float" as total shares excluding shares held by strategic investors and shares subject to foreign ownership restrictions. Indexes of MSCI's GIMI generally seek to include 99% of the free float-adjusted market capitalization of a single country's stock market.

Regional Weights. Market capitalization weighting, combined with a consistent target of 99% of free float-adjusted market capitalization, helps ensure that each country's weight in regional and international indexes approximates its weight in the total universe of developing and emerging markets. A market is equivalent to a single country except in the developed markets of Europe, where all markets are aggregated into a single market for index construction purposes. Individual country indexes of the European developed markets are derived from the constituents of the MSCI GIMI Europe Index.

Selection Criteria. MSCI's index construction process involves: (i) defining the equity universe, (ii) determining the market investable equity universe for each market (iii) determining market capitalization size segments for each market and (iv) applying index continuity rules for the standard index.

   (i) Defining the Equity Universe. MSCI begins with securities listed in countries in the MSCI Global Index Series. Of these countries, 23 are classified as developed markets and 25 as emerging markets. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, exchange traded funds, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. Real estate investment trusts ("REITs") in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (i.e., share classes) are classified in only one country, which allows for a distinctive sorting of each company by its respective country.

   (ii) Determining the Equity Universe in Each Market. The equity universe in any market is derived by applying investability screens to individual companies and securities in the equity universe of that market. Some investability requirements are applied at the individual security level and some at the overall company level, represented by the aggregation of individual securities of the company. As a result, the inclusion or exclusion of one security does not imply the automatic inclusion or exclusion of other securities of the same company.

   (iii) Determining Market Capitalization Size Segments for Each Market. In each market MSCI creates an Investable Market Index, Standard Index, Large Cap Index, Mid Cap Index and Small Cap Index. In order to create size components that can be meaningfully aggregated into composites, individual market size segments balance the following two objectives:

       1. Achieving global size integrity by ensuring that companies of comparable and relevant sizes are included in a given size segment across all markets in a composite index and

       2. Achieving consistent market coverage by ensuring that each market's size segment is represented in its proportional weight in the composite universe.

   (iv) Index Continuity Rules for the Standard Index. In order to achieve index continuity as well as provide some basic level of diversification within a market index, notwithstanding the effect of other index construction rules contained herein, a minimum number of five constituents will be maintained for a developing market Standard Index and a minimum number of three constituents will be maintained for an emerging market Standard Index.

Free Float. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) strategic and other shareholdings not considered part of available free float and (ii) limits on share ownership for foreigners.

Under MSCI's free float-adjustment methodology, a constituent's inclusion factor is equal to its estimated free float rounded up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2% will be included in the index at 25% of its market capitalization. For securities with a free float of less than 15% that are included on an exceptional basis, the estimated free float is adjusted to the nearest 1%.

Price and Exchange Rates

Prices. The prices used to calculate all MSCI indexes are the official exchange closing prices or those figures accepted as such. MSCI reserves the right to use an alternative pricing source on any given day.

Exchange Rates. MSCI currently uses the foreign exchange rates published by WM Reuters at 4:00 p.m., London time. MSCI uses WM Reuters rates for all developed and emerging markets. Exchange rates are taken daily at 4:00 p.m., London time by the WM Company and are sourced whenever possible from multi-contributor quotes on Reuters. Representative rates are selected for each currency based on a number of "snapshots" of the latest contributed quotations taken from the Reuters service at short intervals around 4:00 p.m. WM Reuters provides closing bid and offer rates. MSCI uses these rates to calculate the mid-point to five decimal places.

MSCI continues to monitor exchange rates independently and may, under exceptional circumstances, elect to use an alternative exchange rate if the WM Reuters rate is believed not to be representative for a given currency on a particular day.

Changes to the Indexes. The MSCI indexes are maintained with the objective of reflecting, on a timely basis, the evolution of the underlying equity markets. In maintaining the MSCI indexes, emphasis is also placed on continuity, replicability and minimizing turnover in the indexes. Maintaining the MSCI indexes involves many aspects including: (i) additions to, and deletions from, the indexes; (ii) changes in number of shares and (iii) changes in inclusion factors as a result of updated free float estimates.

Index maintenance can be described by three broad categories of changes:

   . Annual full country index reviews, conducted on a fixed annual timetable, that systematically re-assess the various dimensions of the equity universe for all countries;

   . Quarterly index reviews, aimed at promptly reflecting other significant market events and

   . Ongoing event-related changes, such as mergers and acquisitions, which generally are implemented in the indexes as they occur.

Potential changes in the status of countries (stand-alone, emerging and developed) are normally implemented in one or more phases at the regular annual full country index review and quarterly index review dates.

The annual full country index review for all the MSCI single country standard international equity indexes is carried out once every 12 months and implemented as of the close of the last business day of May. The implementation of changes resulting from a quarterly index review occurs only on three dates throughout the year: as of the close of the last business day of February, August and November. Any single country indexes may be impacted at the quarterly index review. MSCI index additions and deletions due to quarterly index rebalancing are generally announced at least two weeks in advance.

MSCI Emerging Markets Small Cap Index Fund

Number of Components: approximately

Index Description. The Underlying Index targets 40% of the eligible small cap universe within each industry group and each country represented by the MSCI Emerging Markets Index. MSCI Emerging Markets Index is designed to measure broad based equity market performance in the global emerging markets. As of __________, the MSCI Emerging Markets Index consisted of the following 25 emerging market country indices: [Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey]. MSCI defines the small cap universe as all listed securities that have a market capitalization in the range of U.S. $200-$1,500 million.

Investment Limitations

The Board has adopted as a non-fundamental policy the investment objective of the Fund. Therefore, the Fund may change its investment objective and its Underlying Index without a shareholder vote. The Board has adopted as fundamental policies the Fund's investment restrictions numbered one through six below. The restrictions for the Fund cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy and (b) more than 50% of outstanding voting securities of the fund.

The Fund will not:

1. Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2. Borrow money, except that (i) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) the Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in
   (i) and (ii), the Fund will be limited so that no more than 33/ 1//3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3. Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4. Make loans, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this restriction shall not prevent the Fund from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts (but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts, including options on currencies to the extent consistent with the Fund's investment objective and policies).

6. Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the 1933 Act, in disposing of portfolio securities.

In addition to the investment restrictions adopted as fundamental policies, set forth above, the Fund, as non-fundamental policies, will not invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of the Fund's net assets to be invested in illiquid securities.

BGFA monitors the liquidity of restricted securities in the Fund's portfolio. In reaching liquidity decisions, BGFA considers the following factors:

   .   The frequency of trades and quotes for the security;

   . The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

   .   Dealer undertakings to make a market in the security and

   . The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

The Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities, and ADRs based on securities, in the Fund's Underlying Index. The Fund also has adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

Continuous Offering

The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Fund on an ongoing basis, at any point a "distribution," as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

Management

Directors and Officers. The Board has responsibility for the overall management and operations of the Fund, including general supervision of the duties performed by BGFA and other service providers. Each Director serves until his or her successor is duly elected or appointed and qualified.

The Company, iShares Trust, Master Investment Portfolio ("MIP"), Barclays Foundry Investment Trust ("BFIT") and Barclays Global Investors Funds ("BGIF"), each an open-end management investment company registered under the 1940 Act, are considered members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Director also serves as a Trustee for iShares Trust and, as a result, oversees a total of ______ Funds within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and, as a result, oversees an additional ______ portfolios within the fund complex. The address of each Director and officer, unless otherwise indicated, is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, CA 94105. The Board has designated George G.C. Parker as its Lead Independent Director.

                                                Principal Occupation(s) During the     Other Directorships Held by
Name (Year of Birth)           Position                    Past 5 Years                         Director
--------------------     --------------------- ------------------------------------ ---------------------------------
  Interested Directors

*Lee T. Kranefuss (1961) Director and Chairman Chief Executive Officer, iShares     Director (since 2003) of iShares,
                         (since 2003)          Intermediary and Markets Group       Inc.; Trustee (since 2001) of
                                               of BGI (since 2005); Chief           BGIF and MIP; Director (since
                                               Executive Officer of the             2003) of BGI Cayman Prime
                                               Intermediary Investor and            Money Market Fund, Ltd.
                                               Exchange Traded Products
                                               Business of BGI (2003-2005);
                                               Director of Barclays Global Fund
                                               Advisors (since 2005); Director,
                                               President and Chief Executive
                                               Officer of Barclays Global
                                               Investors International, Inc. (since
                                               2005); Director and Chairman of
                                               Barclays Global Investors
                                               Services (since 2005); Chief
                                               Executive Officer of the
                                               Individual Investor Business of
                                               BGI (1999-2003).

*John E. Martinez (1962) Director (since 2003) Co-Chief Executive Officer           Director (since 2003) of iShares,
                                               of Global Index and Markets          Inc.; Director (since 2005) of
                                               Group of BGI (2001-2003);            Real Estate Equity Exchange.
                                               Chairman of Barclays Global
                                               Investors Services (2000-2003).

--------
* Lee T. Kranefuss and John E. Martinez are deemed to be "interested persons" (as defined in the 1940 Act) of the Company due to their affiliations with BGFA, the Fund's investment adviser, BGI, the parent company of BGFA, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

                                                Principal Occupation(s) During the          Other Directorships Held by
Name (Year of Birth)            Position                   Past 5 Years                              Director
--------------------      --------------------- ---------------------------------- ---------------------------------------------
Independent Directors

George G.C. Parker(1939)  Director (since 2000) Dean Witter Distinguished          Director (since 2002) of iShares, Inc.;
                          Lead Independent      Professor of Finance, Emeritus,    Director (since 1996) of Continental
                          Director (since 2006) Stanford University Graduate       Airlines, Inc.; Director (since 1995) of
                                                School of Business (since 1994).   Community First Financial Group; Director
                                                                                   (since 1999) of Tejon Ranch Company;
                                                                                   Director (since 2004) of Threshold
                                                                                   Pharmaceuticals; Director (since 2007) of
                                                                                   NETGEAR, Inc.

Cecilia H. Herbert (1949) Director (since 2005) Member of Finance Council and      Director (since 2005) of iShares, Inc.
                                                Chair of Investment Committee
                                                (1994-2005), Archdiocese of San
                                                Francisco; Director (since 1998)
                                                and President (since 2007) of the
                                                Board of Directors, Catholic
                                                Charities CYO; Trustee (2004-
                                                2005) of Pacific Select Funds;
                                                Trustee (1992-2003) of the
                                                Montgomery Funds; Trustee
                                                (since 2005) and Chair of Finance
                                                and Investment Committees (since
                                                2006) of the Thacher School.

Charles A. Hurty (1943)   Director (since 2005) Retired; Partner, KPMG, LLP        Director (since 2005) of iShares, Inc.;
                                                (1968-2001).                       Director (since 2002) of GMAM Absolute
                                                                                   Return Strategy Fund (1 portfolio); Director
                                                                                   (since 2002) of Citigroup Alternative
                                                                                   Investments Multi-Adviser Hedge Fund
                                                                                   Portfolios LLC (1 portfolio); Director (since
                                                                                   2005) of CSFB Alternative Investments
                                                                                   Fund (6 portfolios).

John E. Kerrigan (1955)   Director (since 2005) Chief Investment Officer, Santa    Director (since 2005) of iShares, Inc.;
                                                Clara University (since 2002);     Member (since 2004) of Advisory Council
                                                Managing Director, Merrill Lynch   for Commonfund Distressed Debt Partners
                                                (1994-2002).                       II.

                                              Principal Occupation(s) During the        Other Directorships Held by
Name (Year of Birth)          Position                   Past 5 Years                            Director
--------------------    --------------------- ---------------------------------- -----------------------------------------
Independent Directors

Robert H. Silver (1955) Director (since March  President and Co-Founder          Director (since March 2007) of iShares,
                        2007)                  of The Bravitas Group, Inc.       Inc.; Director and Member (since 2006) of
                                               (since 2006); Member,             the Audit and Compensation Committee
                                               Non-Investor Advisory             Member (since 2006) of EPAM Systems,
                                               Board of Russia Partners II, LP   Inc.
                                               (since 2006); President
                                               and Chief Operating Officer
                                               (2003-2005) and Director (1999-
                                               2005) of UBS Financial Services,
                                               Inc.; President and Chief
                                               Executive Officer of UBS
                                               Services USA, LLC (1999-2005);
                                               Managing Director, UBS
                                               America, Inc. (2000-2005);
                                               Director and Chairman of the
                                               YMCA of Greater NYC (since
                                               2001); Broadway Producer (since
                                               2006).

                                                                        Principal Occupation(s) During the
Name (Year of Birth)             Position                                          Past 5 Years
--------------------      ---------------------- --------------------------------------------------------------------------------

Officers

Michael A. Latham (1965)  President (since 2007) Head of Americas iShares (since 2007); Chief Operating Officer of the
                                                 Intermediary Investors and Exchange Traded Products Business of BGI (since
                                                 2003-2007); Director of Mutual Fund Delivery in the U.S. Individual Investor
                                                 Business of BGI (1999-2003).

Geoffrey D. Flynn (1956)  Treasurer and Chief    Director, Mutual Fund Operations, BGI (since 2007); President, Van Kampen
                          Financial Officer      Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-
                          (since 2007)           2007); President, Morgan Stanley Trust, FSB (2002-2007).

Eilleen M. Clavere (1952) Secretary (since       Head of Legal Administration-- IIB, BGI (since 2006); Legal Counsel and Vice
                          2007)                  President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-
                                                 2006); Counsel, Kirkpatrick & Lockhart LLP (2001-2005).

Ira P. Shapiro (1963)     Vice President and     Associate General Counsel, BGI (since 2004); First Vice President, Merrill Lynch
                          Chief Legal            Investment Managers (1993-2004).
                          Officer (since 2007)

Amy Schioldager (1962)    Executive Vice         Head of U.S. Indexing, BGI (since 2006); Head of Domestic Equity Portfolio
                          President (since 2007) Management, BGI (2001-2006).

                                                                      Principal Occupation(s) During the
Name (Year of Birth)              Position                                       Past 5 Years
--------------------       ---------------------- ---------------------------------------------------------------------------

H. Michael Williams (1960) Executive Vice         Head, Global Index and Markets Group, BGI (since January 2006); Global Head
                           President (since 2007) of Securities Lending, BGI (2002-2006).

Patrick O'Connor (1967)    Vice President (since  Head of iShares Portfolio Management, BGI (since 2006); Senior Portfolio
                           2007)                  Manager, BGI (since 1999).

Lee Sterne (1965)          Vice President (since  Senior Portfolio Manager, BGI (since 2004); Portfolio Manager, BGI (2001-
                           2007)                  2004).

Matt Tucker (1972)         Vice President         Head of U.S. Fixed Income Investment Solutions, BGI (since 2005); Fixed
                           (since 2007)           Income Investment Strategist, BGI (2003-2005); Fixed Income Portfolio
                                                  Manager, BGI (1997-2003).

The following table sets forth, as of December 31, 2007, the dollar range of equity securities beneficially owned by each Director in the Fund and in other registered investment companies overseen by the Director within the same family of investment companies as the Company:

                                                        Aggregate Dollar Range of
                                                        Equity Securities in all
                                                          Registered Investment
                                       Dollar Range of    Companies Overseen by
                                      Equity Securities   Trustee in Family of
Name of Director   Name of Index Fund    in the Fund      Investment Companies
----------------   ------------------ ----------------- -------------------------
Lee T. Kranefuss
John E. Martinez
George G.C. Parker

                                                        Aggregate Dollar Range of
                                                        Equity Securities in all
                                                          Registered Investment
                                       Dollar Range of    Companies Overseen by
                                      Equity Securities   Trustee in Family of
Name of Director   Name of Index Fund    in the Fund      Investment Companies
----------------   ------------------ ----------------- -------------------------
Cecilia H. Herbert
Charles A. Hurty
John E. Kerrigan
Robert H. Silver

As of December 31, 2007, none of the Directors who are not interested persons (as defined in the 1940 Act) of the Company ("Independent Directors") or their immediate family members owned beneficially or of record any securities of BGFA (the Fund's investment adviser), the Distributor or any person controlling, controlled by or under control with BGFA or the Distributor.

Committees of the Board of Directors. Each Independent Director serves on the Audit Committee and Nominating and Governance Committee of the Board. The purposes of the Audit Committee are to assist the Board (i) in its oversight of the Company's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Company;
(ii) in its oversight of the Company's financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); and (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Company's accounting and financial reporting, internal controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit Committee met four times during the calendar year ended December 31, 2007.

The Nominating and Governance Committee nominates individuals for Independent Director membership on the Board. The Nominating and Governance Committee functions include, but are not limited to, the following: (i) reviewing the qualifications of any person properly identified or nominated to serve as an Independent Director; (ii) recommending to the Board and current Independent Director the nominee(s) for appointment as an Independent Director by the Board and current Independent Director and/or for election as Independent Director by shareholders to fill any vacancy for a position of Independent Director (s) on the Board; (iii) recommending to the Board and current Independent Directors the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent Director to the Board and current Independent Directors to serve as Lead Independent Director; (v) periodic review of the Board's retirement policy; and (vi) recommending an appropriate level of compensation for the Independent Directors for their services as Directors and members or chairpersons of committees of the Board, Lead Independent Director, Chairperson of the Board and any other positions as the Nominating and Governance

Committee considers appropriate. The Nominating and Governance Committee is not required to consider nominees for the Board who are recommended by shareholders (acting solely in their capacity as a shareholder and not in any other capacity).

The Nominating and Governance Committee is comprised of all members of the Board that are Independent Director. The Nominating and Governance Committee met four times during the calendar year ended December 31, 2007.

Remuneration of Directors. The Company pays each Independent Director and John Martinez, an Interested Director, an annual fee of $90,000 for meetings of the Board attended by the Director; also the Company pays Charles Hurty an annual fee of $20,000 for service as the chairperson of the Board's Audit Committee and George G. C. Parker an annual fee of $25,000 for service as the Board's Lead Independent Director. During the period January 1, 2007 through
December 31, 2007, the Company paid each Independent Director and John Martinez, an Interested Director, an annual fee of $75,000 for meetings of the Board attended by the Director; also the Company paid Charles Hurty an annual fee of $20,000 for service as the chairperson of the Board's Audit Committee and George G. C. Parker an annual fee of $25,000 for service as the Board's Lead Independent Director. The Company also reimburses each Director for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The table below sets forth the compensation paid to each Interested Director for the calendar year ended December 31, 2007:

                                                Pension or
                             Aggregate          Retirement                               Total
                            Compensation Benefits Accrued As Part Estimated Annual    Compensation
                              from the           of Trust          Benefits Upon     From the Fund
Name of Interested Director    Trust           Expenses/1/         Retirement/1/   and Fund Complex/2/
--------------------------- ------------ ------------------------ ---------------- ------------------

    Lee T. Kranefuss/3/....                   Not Applicable       Not Applicable

    John E. Martinez.......                   Not Applicable       Not Applicable

/1/ No Director or officer is entitled to any pension or retirement benefits from the Company.

/2/  Includes compensation for service on the Board of Directors of iShares
     Trust.

/3/ Lee T. Kranefuss was not compensated by the Trustees due to his employment with BGI during the time period reflected in the table.

The table below sets forth the compensation paid to each Independent Director for the calendar year ended December 31, 2007:

                                                 Pension or
                                 Aggregate       Retirement                             Total
                                Compensation Benefits Accrued As Estimated Annual    Compensation
                                  from the      Part of Trust     Benefits Upon     From the Fund
Name of Independent Director/1/    Trust         Expenses/2/      Retirement/2/   and Fund Complex/3/
------------------------------  ------------ ------------------- ---------------- ------------------

     George G. C. Parker.......                Not Applicable     Not Applicable

     Charles A. Hurty..........                Not Applicable     Not Applicable

     John E. Kerrigan..........                Not Applicable     Not Applicable

     Cecilia H. Herbert........                Not Applicable     Not Applicable

                                                 Pension or
                                 Aggregate       Retirement                             Total
                                Compensation Benefits Accrued As Estimated Annual    Compensation
                                  from the      Part of Trust     Benefits Upon     From the Fund
Name of Independent Director/1/    Trust         Expenses/2/      Retirement/2/   and Fund Complex/3/
------------------------------  ------------ ------------------- ---------------- ------------------

       Robert H. Silver              $         Not Applicable     Not Applicable          $

/1/ No Director or Officer is entitled to any pension or retirement benefits from the Company.

/2/  Includes compensation for service on the Board of Trustees of iShares
     Trust.

The Directors and officers of the Company do not own any outstanding shares of the Fund subject to this SAI as of the date hereof.

Control Persons and Principal Holders of Securities. Ownership information is not provided for the Fund as they had not commenced operations as of the date of this SAI.

Investment Advisory, Administrative and
Distribution Services

Investment Adviser. BGFA serves as investment adviser to the Fund pursuant to an Investment Advisory Agreement between the Company and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of the Fund, manages and administers the Company and the investment of the Fund's assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund.

Pursuant to the Investment Advisory Agreement, BGFA is responsible for all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses, distribution fees or expenses and extraordinary expenses. For its investment management services to the Fund, BGFA is paid a management fee at the annual rates (as a percentage of the Fund's average net assets) set forth below.

For its investment advisory services to the iShares MSCI Emerging Markets Small Cap Index Fund, BGFA is paid a management fee based on each Fund's allocable portion of the aggregate of the average daily net assets of each Fund and certain other iShares Funds (iShares MSCI BRIC Index Fund and iShares MSCI Emerging Markets Index Fund, which is offered in a separate SAI) as follows:
0.75% per year of the first $14.0 billion of aggregate average daily net assets, plus 0.68% per year of aggregate average daily net assets in excess of $14.0 billion and up to $28.0 billion, plus 0.61% per year of aggregate average daily net assets in excess of $28.0 billion.

The Investment Advisory Agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to the Fund is terminable without penalty on 60 days' notice by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities (as defined in the 1940
Act). The Investment Advisory Agreement is also terminable upon 60 days' notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Current interpretations of federal banking laws and regulations (i) may prohibit Barclays Bank PLC, BGI and BGFA from controlling or underwriting the shares of the Company but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment adviser, administrator, transfer agent or custodian to the Fund or from purchasing shares as agent for and upon the order of a customer.

BGFA believes that it may perform advisory and related services for the Company without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Company. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BGFA or its affiliates would consider performing additional services for the Company. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

Portfolio Managers. Diane Hsiung and Greg Savage (the "Portfolio Managers") are primarily responsible for the day-to-day management of the Fund. As of ______, the Portfolio Managers were also primarily responsible for the day-to-day management of other iShares Funds and certain other portfolios and/or accounts as indicated in the table below:/1/

Diane Hsiung

Types of Accounts                                           Number Total Assets
-----------------                                           ------ ------------
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts
Companies, Vehicles or Accounts with Incentive-Based Fee
  Arrangements

Greg Savage

Types of Accounts                                           Number Total Assets
-----------------                                           ------ ------------
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts
Companies, Vehicles or Accounts with Incentive-Based Fee
  Arrangements

Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that constitute those indexes or through a representative sampling of the securities that comprise those indexes based on objective criteria and data. The Portfolio Managers are required to manage each portfolio or account to meet those objectives. Pursuant to BGI and BGFA policy, investment opportunities are allocated equitably among the Fund and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Fund, seeking such investment opportunity. As a consequence, from time to time the Fund may receive a smaller allocation of an investment opportunity than they would have if the Portfolio Managers and BGFA and its affiliates did not manage other portfolios or accounts.

Like the Fund, the other portfolios or accounts of which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BGFA or BGI, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BGI an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BGI a portion of that portfolio's or account's gains, or would pay BGI more for its services than would otherwise be the case if BGI meets or exceeds specified performance targets. Incentive-based fee arrangements could present an incentive for BGI to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BGI has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, shareholders of the Fund should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is a potential for a conflict-of-interest that may result in the Portfolio Manager's favoring those portfolios or accounts with incentive-based fee arrangements.

The table below shows, for each Portfolio Manager, the number of portfolios or accounts of the types set forth in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts, as of ______:

Diane Hsiung

                                 Number of Other Accounts withPerformance
                                               Fees Managed               Aggregate of Total Assets
                                 ---------------------------------------- -------------------------
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Greg Savage

                                 Number of Other Accounts withPerformance
                                               Fees Managed               Aggregate of Total Assets
                                 ---------------------------------------- -------------------------
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

As of ______, with respect to all iShares Funds and other portfolios and/or accounts managed by the Portfolio Managers on behalf of BGFA, the Portfolio Managers receive a salary and are eligible to receive an annual bonus. Each Portfolio Manager's salary is a fixed amount generally determined annually based on a number of factors, including but not limited to the Portfolio Manager's title, scope of responsibilities, experience and knowledge. Each Portfolio Manager's bonus is a discretionary amount determined annually based on the overall profitability of the various BGI companies worldwide, the performance of the Portfolio Manager's business unit and an assessment of the Portfolio Manager's individual performance. Each Portfolio Manager's salary and annual bonus are paid in cash. In addition, a Portfolio Manager may be paid a signing bonus or other amounts in connection with initiation of employment with BGFA. If a Portfolio Manager satisfied the requirements for being part of a "select group of management or highly compensated employees (within the meaning of ERISA section 401(a))" as so specified under the terms of BGI's Compensation Deferral Plan, the Portfolio Manager may elect to defer a portion of his or her bonus under that Plan.

Portfolio Managers may be selected, on a fully discretionary basis, for awards under BGI's Compensation Enhancement Plan ("CEP"). Under the CEP, these awards are determined annually, and vest after two years. At the option of the CEP administrators, the award may be "notionally invested" in funds managed by BGI, which means that the final award amount may be increased or decreased according to the performance of the BGI-managed funds over the two-year period. If the award is not notionally invested, the original award amount is paid once vested.

A Portfolio Manager may be granted options to purchase shares in Barclays Global Investors UK Holdings Limited ("BGI UK Holdings"), a company organized under the laws of England and Wales that directly or indirectly owns all of the Barclays Global Investors companies worldwide, which options vest in three equal installments over three years and are generally exercisable during prescribed exercise windows. Shares purchased must generally be held 355 days prior to sale. For such purposes, the value of BGI UK Holdings is based on its fair value as determined by an independent public accounting firm.

As of ______, Diane Hsiung and Greg Savage beneficially owned shares of the Fund in the amount of $______ and $______, respectively.

Codes of Ethics. The Company, BGFA and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Fund. The Codes of Ethics are on public file with, and are available from, the SEC.

Administrator, Custodian and Transfer Agent. State Street Bank and Trust Company ("State Street") serves as administrator, custodian and transfer agent for the Fund. State Street's principal address is 200 Clarendon Street, Boston, MA 02116. Pursuant to an Administration Agreement with the Company, State Street provides necessary administrative, legal, tax, accounting and financial reporting services for the maintenance and operations of the Company and the Fund. In addition, State Street makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to a Transfer Agency and Service Agreement with the Company, State Street acts as transfer agent for the Fund's authorized and issued shares of beneficial interest and as dividend disbursing agent of the Company. As compensation for these services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BGFA from its management fee.

Pursuant to a custodian agreement with the Company, State Street maintains in separate accounts cash, securities and other assets of the Company and the Fund, keeps all necessary accounts and records and provides other services. State Street is required, upon the order of the Company, to deliver securities held by State Street and to make payments for securities purchased by the Company for the Fund. Also, pursuant to a delegation agreement, State Street is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States.

Distributor. The Distributor's principal address is One Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Company pursuant to which it distributes shares of the Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Units, as described in the Prospectus and below in the Creation and Redemption of Creation Units section. Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, the SAI to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 as amended (the "1934 Act") and a member of the Financial Industry Regulatory Authority ("FINRA").

The Distribution Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days, prior written notice to the other party following (i) the vote of a majority of the Independent Directors or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Units of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below), DTC Participants (as defined below) and/or Investor Services Organizations.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

Index Provider. The Fund is based upon a particular index compiled by MSCI. MSCI is not affiliated with the Fund or with BGI or BGI's affiliates. The Fund is entitled to use its Underlying Index pursuant to a sub-licensing agreement with BGI, which in turn has a licensing agreement with MSCI. BGI has provided the applicable sub-licenses to the Fund without charge.

Brokerage Transactions

BGFA assumes general supervision over placing orders on behalf of the Fund for the purchase and sale of portfolio securities. In selecting brokers or dealers for any transaction in portfolio securities, BGFA's policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. BGFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Company has adopted policies and procedures that prohibit the consideration of sales of the Fund's shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

The Fund's purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BGFA manages or advises and for which it has brokerage placement authority. If purchases or sales of portfolio securities of the Fund and one or more other accounts managed or advised by BGFA are considered at or about the same time, transactions in such securities are allocated among the Fund and the other accounts in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Fund. BGFA may deal, trade and invest for its own account in the types of securities in which the Fund may invest. BGFA may, from time to time, affect trades on behalf of and for the account of the Fund with brokers or dealers that are affiliated with BGFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Fund will not deal with affiliates in principal transactions unless permitted by applicable SEC rule or regulation or by SEC exemptive order.

Portfolio turnover rates may vary from period to period and high turnover rates may result in comparatively greater brokerage expenses.

Additional Information Concerning the Company

Capital Stock. The Company currently is comprised of the following ______ series referred to as funds. Each series issues shares of common stock, par value $0.001 per share. The Company has authorized and issued the following funds as separate series of capital stock: the iShares MSCI Australia Index Fund, the iShares MSCI Austria Index Fund, the iShares MSCI Belgium Index Fund, the iShares MSCI Brazil Index Fund, the MSCI BRIC Index Fund, the iShares MSCI Canada Index Fund, the iShares MSCI Chile Index Fund, the iShares MSCI Emerging Markets Small Cap Index Fund, the iShares MSCI Emerging Markets Index Fund, the iShares MSCI EMU Index Fund, the iShares MSCI France Index Fund, the iShares MSCI Germany Index Fund, the iShares MSCI Hong Kong Index Fund, the iShares MSCI Italy Index Fund, the iShares MSCI Japan Index Fund, the iShares MSCI Japan Small Cap Index Fund, the iShares MSCI Malaysia Index Fund, the iShares MSCI Mexico Index Fund, the iShares MSCI Netherlands Index Fund, the iShares MSCI Pacific ex-Japan Index Fund, the iShares MSCI Singapore Index Fund, the iShares MSCI South Africa Index Fund, the iShares MSCI South Korea Index Fund, the iShares MSCI Spain Index Fund, the iShares MSCI Sweden Index Fund, the iShares MSCI Switzerland Index Fund, the iShares MSCI Taiwan Index Fund and the iShares MSCI United Kingdom Index Fund. The Company has authorized for issuance, but is not currently offering for sale to the public, six additional series of shares of common stock. The Board may designate additional series of common stock and classify shares of a particular series into one or more classes of that series. The Amended and Restated Articles of Incorporation confers upon the Board the power to establish the number of shares which constitute a Creation Unit or, by resolution, to restrict the redemption right to Creation Units.

Each share issued by a fund has a pro rata interest in the assets of that fund. The Company is currently authorized to issue 10.9 billion shares of common stock. The following number of shares is currently authorized for each of the funds: the iShares MSCI Australia Index Fund, 127.8 million shares; the iShares MSCI Austria Index Fund, 19.8 million shares; the iShares MSCI Belgium Index Fund, 136.2 million shares; the iShares MSCI Brazil Index

Fund, 500 million shares; the iShares MSCI BRIC Index Fund, 500 million shares; the iShares MSCI Canada Index Fund, 340.2 million shares; the iShares MSCI Chile Index Fund, 200 million shares; the iShares MSCI Emerging Markets Index Fund, 500 million shares; the iShares MSCI Emerging Markets Small Cap Index Fund, 500 million shares; the iShares MSCI EMU Index Fund, 500 million shares; the iShares MSCI France Index Fund, 340.2 million shares; the iShares MSCI Germany Index Fund, 382.2 million shares; the iShares MSCI Hong Kong Index Fund, 191.4 million shares; the iShares MSCI Italy Index Fund, 63.6 million shares; the iShares MSCI Japan Index Fund, 2,124.6 million shares; the iShares MSCI Japan Small Cap Index Fund, 500 million shares; the iShares MSCI Malaysia Index Fund, 127.8 million shares; the iShares MSCI Mexico Index Fund,
255 million shares; the iShares MSCI Netherlands Index Fund, 255 million shares, iShares MSCI Pacific ex-Japan Index Fund, 500 million shares; the iShares MSCI Singapore Index Fund, 191.4 million shares; the iShares MSCI South Africa Index Fund, 200 million shares; the iShares MSCI South Korea Index Fund, 200 million shares; the iShares MSCI Spain Index Fund, 127.8 million shares; the iShares MSCI Sweden Index Fund, 63.6 million shares; the iShares MSCI Switzerland Index Fund, 318.625 million shares; the iShares MSCI Taiwan Index Fund, 200 million shares; and the iShares MSCI United Kingdom Index Fund,
943.2 million shares. Fractional shares will not be issued. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant fund, and in the net distributable assets of such fund on liquidation. Shareholders are entitled to require the Company to redeem Creation Units of their shares. The Articles of Incorporation confer upon the Board the power, by resolution, to alter the number of shares constituting a Creation Unit or to specify that shares of common stock of the Company that may be individually redeemable.

Each share has one vote with respect to matters upon which a stockholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder and the Maryland General Corporation Law. Stockholders have no cumulative voting rights with respect to their shares. Shares of all funds vote together as a single class except that, if the matter being voted on affects only a particular fund, or, if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter.

Under Maryland law the Company is not required to hold an annual meeting of stockholders unless required to do so under the 1940 Act. The policy of the Company is not to hold an annual meeting of stockholders unless required to do so under the 1940 Act. All shares of the Company (regardless of fund) have noncumulative voting rights for the election of Directors. Under Maryland law the Directors may be removed by vote of the stockholders.

Following the creation of the initial Creation Units of a fund and immediately prior to the commencement of trading in such fund's shares, a holder of shares may be a "control person" of the fund, as defined in the 1940 Act. A fund cannot predict the length of time for which one or more shareholders may remain a control person of the fund.

Shareholders may make inquiries by writing to the Company, c/o the Distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, PA 19456.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC's rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC or its staff, officers and Directors of a fund and beneficial owners of 10% of the shares of such fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of
Section 16 of the 1934 Act and the SEC's rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Company or the Fund. The Company or the Fund may be terminated by a majority vote of the Board or the affirmative vote of a supermajority of the holders of the Company or the Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Company's organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. In the event of a termination of the Company or the Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Company may make redemptions in kind, for cash or for a combination of cash or securities.

DTC as Securities Depository for Shares of the Fund. Shares of the fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in iShares funds (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Company and DTC, DTC is required to make available to the Company upon request and for a fee to be charged to the Company a listing of the shares of each fund held by each DTC Participant. The Company shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares of the Fund, directly or indirectly, through such DTC Participant. The Company shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Company shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Company. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Company has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Company at any time by giving reasonable notice to the Company and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Company shall take action either to find a replacement for DTC to perform its functions at a comparable cost.

Purchase and Issuance of Creation Units

General. The Company issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form. A Creation Unit of the Fund is composed of ______ shares and the value of a Creation Unit as of ______ is $______.

The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of the Fund of the Company, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

A "Business Day" with respect to the Fund is any day on which the Fund's Listing Exchange is open for business. As of the date of this SAI, the Listing Exchange observes the following holidays (as observed): New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of a Creation Unit of the Fund generally consists of a cash portion plus the in kind deposit of a designated portfolio of equity securities (together, the "Deposit Securities"), which constitutes an optimized representation of the securities of the Fund's Underlying Index, and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component is an amount equal to the difference between the NAV of the Shares (per Creation Unit) and the "Deposit Amount", which is an amount equal to the market value of the Deposit Securities and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities shall be the sole responsibility of the Authorized Participant that purchasing a Creation Unit.

BGFA, through the NSCC, makes available on each Business Day, prior to the opening of business on the Listing Exchange (currently 9:30 a.m., Eastern time), the identity and the required number of shares (subject to possible amendments) of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day). Such Deposit Securities are applicable, subject to any adjustments as described below, to purchases of Creation Units of the Fund until such time as the next-announced composition of the Fund Deposit is made available.

The identity and number of shares of the Deposit Securities changes pursuant to changes in the composition of the Fund's portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by BGFA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the Underlying Index.

The Company reserves the right to permit or require the substitution of a "cash in lieu" amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Company also reserves the right to permit or require a "cash in lieu" amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of the Fund Deposit, on each Business Day the amount of the Cash Component per Creation Unit of the Fund will be made available.

Role of the Authorized Participant. Creation Units of shares may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor. Such Authorized Participant will agree pursuant to the terms of its Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, together with the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement and that therefore orders to purchase Creation Units may have to be placed by the investor's broker through an Authorized Participant. Purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Company does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants. A list of current Authorized Participants may be obtained from the Distributor.

Purchase Order. To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor an irrevocable order to purchase shares of the Fund no later than 11:59 p.m., Eastern time, on any Business Day to receive the next day's NAV. Orders to purchase shares of the Fund will not be accepted on the Business Day immediately preceding any day (other than a weekend) when the equity markets in any foreign market applicable to the Fund for which the consideration is cash are closed. The Custodian shall cause the subcustodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Company. Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such Business Day.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Company, immediately available or same day funds estimated by the Company to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the Listing Exchange.

Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.

Acceptance of Purchase Order. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to the Company are in place for payment of the Cash Component and any other cash amounts which may be due, the Company will accept the order, subject to its right (and the right of the Distributor and BGFA) to reject any order until acceptance.

Once the Company has accepted an order, upon next determination of the NAV of the shares, the Company will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

The Company reserves the absolute right to reject or revoke a creation order transmitted to it by the Distributor in respect of the Fund if (i) the order is not in proper form, (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund;
(iii) the Deposit Securities delivered are do not conform to the identity and number of shares specified by BGFA, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund;
(v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would, in the discretion of the Company or BGFA, have an adverse effect on the Company or the rights of beneficial owners or (vii) circumstances outside the control of the Company, the Distributor and BGFA make it impracticable to process purchase orders. The Company shall notify a prospective purchaser of a creation unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Company, State Street, the subcustodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.

Issuance of a Creation Unit. Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the Company of the Deposit Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Investment Adviser shall be notified of such delivery and the Company will issue and cause the delivery of the Creation Unit. Creation Units of the Fund typically are issued on a "T+3 basis" (i.e., three Business Days after trade date). However, as discussed in Appendix A, the Fund reserves the right to settle Creation Unit transactions on a basis other than T+3 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

To the extent contemplated by an Authorized Participant's agreement with the Distributor, the Company will issue Creation Units to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral having a value at least equal to 110%, which BGFA may change from time to time, of the value of the missing Deposit Securities in accordance with the Company's then-effective procedures. The only collateral that is acceptable to the Company is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Company. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Company's current procedures for collateralization of missing Deposit Securities is available from the Distributor. The Authorized Participant Agreement will permit the Company to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Company of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.

In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Company reserves the right to settle these transactions on a net basis. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Company and the Company's determination shall be final and binding.

Cash Purchase Method. Creation Units of the Fund are currently offered for cash. The partial cash purchase will be effected in essentially the same manner as in-kind purchases. An investor must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid on the in-kind position. In addition, to offset the Company's brokerage and other transaction costs associated with using the cash to purchase the requisite Deposit Securities, the investor will be required to pay a fixed purchase transaction fee, plus an additional variable charge for cash purchases, which is expressed as a percentage of the value of the Deposit Securities.

Purchase Transaction Fee. A purchase transaction fee is imposed for the transfer and other transaction costs of the Fund associated with the issuance of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by a purchaser on the same day. Purchasers of Creation Units for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. When the Company permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the "cash in lieu" portion of its investment. Investors who use the service of a broker or other such intermediary may be charged a fee for such services. Purchasers of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Company. Investors will also bear the costs of transferring the Deposit Securities to the Company. The following table sets forth the standard and maximum creation transaction fees:

                                                            Standard Creation    Maximum Additional
iShares MSCI Index Fund                                      Transaction Fee  Creation Transaction Fee*
-----------------------                                     ----------------- -------------------------
iShares MSCI Emerging Markets Small Cap Index Fund.........      $_____                   **%

--------
*  As a percentage of the value of amount invested.

** The maximum additional variable charge for cash purchases will be a percentage of the value of the Deposit Securities.

Redemption of Creation Units. Shares of the Fund may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor and only on a Business Day. The Company will not redeem shares in amounts less than Creation Units. Beneficial owners must accumulate enough iShares to constitute a Creation Unit in order to have such shares redeemed by the Company. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit by an investor who wishes to redeem a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of iShares to constitute a redeemable Creation Unit.

BGFA makes available through the NSCC, prior to the opening of business on the Listing Exchange on each Business Day, the identity and number of shares that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities applicable to purchases of Creation Units.

Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities, less the redemption transaction fee described below.

A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Fund. The fee is a single charge and will be the same regardless of the number of Creation Units redeemed by an investor on the same day. The redemption transaction fee for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are set forth in the table below. Investors will also bear the costs of transferring the Fund Securities from the Company to their account. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

                                                            Standard Redemption    Maximum Additional
iShares MSCI Index Fund                                       Transaction Fee   Creation Redemption Fee*
-----------------------                                     ------------------- ------------------------
iShares MSCI Emerging Markets Small Cap Index Fund.........       $_____                   **%

--------
*  As a percentage of the value of amount invested.

** The maximum additional variable charge for cash redemptions will be a percentage of the value of the Deposit Securities.

An irrevocable redemption request in respect of Creation Units of the Fund must be submitted to the Distributor by or through an Authorized Participant no later than 11:59 p.m., Eastern time on any Business Day in order to receive the next Business Day's NAV. Orders to redeem shares of the fund will not be accepted on the Business Day immediately preceding any day (other than a weekend) when the equity markets in any foreign market applicable to the fund for which the consideration for a redemption order is cash are closed. Investors other than through Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor will provide a list of current Authorized Participants upon request.

The Authorized Participant must transmit the request for redemption in the form required by the Company to the Distributor in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time only a limited number of broker-dealers will have executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Company's Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

A redemption request is considered to be in "proper form" if (i) an Authorized Participant has transferred or caused to be transferred to the Company's Transfer Agent the Creation Unit being redeemed through the book-entry system of DTC so as to be effective by the Listing Exchange closing time on any Business Day, (ii) a request in form satisfactory to the Company is received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above and (iii) all other procedures set forth in the Participant Agreement are properly followed. If the Transfer Agent does not receive the investor's shares through DTC's facilities by 10:00 a.m., Eastern time, on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected. Investors should be aware that the deadline for such transfers of shares through the DTC system may be significantly earlier than the close of business on the Listing Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the shares.

Upon receiving a redemption request, the Distributor shall notify the Company and the Company's Transfer Agent of such redemption request. The tender of an investor's shares for redemption and the distribution of the cash redemption payment in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the beneficial owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.

In order to take delivery of shares of Deposit Securities upon redemption of shares of the Fund, a redeeming Beneficial Owner or Authorized Participant acting on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such Portfolio Securities will be delivered.

Deliveries of redemption proceeds by the Fund generally will be made within three Business Days (i.e., "T+3"). However, as discussed in Appendix A, the Fund reserves the right to settle redemption transactions and deliver redemption proceeds on another basis to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (i.e., the last date the holder of a security can sell the security and still receive dividends payable on the security sold) and in certain other circumstances. For each country relating to the Fund, Appendix A hereto identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC the Company will make delivery of in-kind redemption proceeds within the number of days stated in Appendix A to be the maximum number of days necessary to deliver redemption proceeds.

If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, the Company may in its discretion exercise its option to redeem such shares in cash and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for cash redemptions specified above, to offset the Company's brokerage and other transaction costs associated with the disposition of portfolio securities of the Fund). Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

Although the Company does not ordinarily permit cash redemptions of Creation Units, in the event that cash redemptions are permitted or required by the Company, proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances listed in Appendix A hereto where more than seven calendar days would be needed).

To the extent contemplated by an Authorized Participant's agreement with the Distributor, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Units to be redeemed to the Company's Transfer Agent, the Distributor will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash, in U.S. dollars in immediately available funds, having a value at least equal to 110%, which BGFA may change from time to time, of the value of the missing iShares in accordance with the Company's then-effective procedures. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date and shall be held by State Street and marked to market daily. The fees of State Street and any subcustodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant and income, if any, will be paid to that Authorized Participant. The Authorized Participant Agreement permits the Company to acquire the missing Fund Securities and the Cash Component underlying such shares at any time and subjects the Authorized Participant to liability for any shortfall between the cost to the Company of purchasing such shares, Fund Securities or Cash Component and the value of the cash collateral.

Because the portfolio securities of the Fund may trade on exchange(s) on days when the Listing Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund or purchase or sell shares of the Fund on the Listing Exchange on days when the NAV of the Fund could be significantly affected by events in relevant foreign markets.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Company could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the 1933 Act to a redeeming Beneficial Owner that is not a "qualified institutional buyer", as such term is defined under Rule 144A of the 1933 Act. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (i) for any period during which the applicable Listing Exchange is closed (other than customary weekend and holiday closings);
(ii) for any period during which trading on the applicable Listing Exchange is suspended or restricted (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund's portfolio securities or determination of its net asset value is not reasonably practicable or
(iv) in such other circumstance as is permitted by the SEC.

Taxes

Regulated Investment Company Qualifications. The Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the IRC. To qualify for treatment as a RIC, the Fund must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly-traded partnership (i.e., a partnership that is traded on an established securities market or tradable on a secondary market, other than a partnership that derives 90% of its income from interest, dividends, capital gains and other traditional permitted mutual fund income); and (ii) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the market value of the Fund's total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer, of two or more issuers of which the Fund holds 20% or more of the voting stock, and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other
RICs) or the securities of one or more qualified publicly-traded partnerships. The Fund's investments in partnerships, including in qualified publicly-traded partnerships, may result in the Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

Taxation of RICs. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies the minimum distribution requirement mentioned above. To satisfy the minimum distribution requirement, the Fund must distribute to its shareholders at least 90% of its "investment company taxable income" (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments. If the Fund fails to qualify for any taxable year as a RIC or fails to meet the minimum distribution requirement, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions (including any distributions of net long-term capital gains) generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income for taxable years beginning prior to January 1, 2011, and distributions to corporate shareholders generally should be eligible for the dividends-received deduction. Moreover, if the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If the Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year. Although the Fund intends to distribute substantially all of its taxable income and capital gains for each taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

Excise Tax. The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Taxation of U.S. Shareholders. Dividends and other distributions by the Fund are generally treated under the IRC as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by the Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who
(a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

Distributions of net realized long-term capital gains, if any, that the Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of the Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits ("regular dividends") are generally subject to tax as ordinary income, subject to the discussion of "qualified dividend income" below.

If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an "extraordinary dividend," and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An "extraordinary dividend" on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of the Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Back-Up Withholding. In certain cases, the Fund will be required to withhold at the applicable withholding rate, currently 28% and remit to the U.S. Treasury such amounts withheld from any distributions and redemption proceeds paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number; (2) is subject to back-up withholding by the IRS; (3) has failed to certify to the Fund that such shareholder is not subject to back-up withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Sections 351 and 362. The Company, on behalf of the Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Sections 351 and 362 of the IRC, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If the Fund's basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Company will exercise the right of rejection except in a case where the Company determines that accepting the order could result in material adverse tax consequences to the Fund or its shareholders. The Company also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Qualified Dividend Income. Distributions by the Fund of investment company taxable income whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% (0% for individuals in lower tax brackets) to the extent the Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the U.S. or in certain countries with a comprehensive tax treaty with the U.S., or the stock of which is readily tradable on an established securities market in the U.S.). A dividend from the Fund will not be treated as qualified dividend income to the extent that
(i) the shareholder has not held the shares on which the dividend was paid for 61 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (or the Fund fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder or, in the case of certain preferred stock, the holding period requirement of 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend with respect to such dividend); (ii) the Fund or the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the IRC. Dividends received by the fund from a REIT or another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or other RIC. It is expected that dividends received by the Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010. Distributions by the Fund of its net short-term capital gains will generally be taxable as ordinary income. Capital gain distributions consisting of the Fund's net capital gains will be taxable as long-term capital gains.

Corporate Dividends Received Deduction. The Fund does not expect its dividends that are paid to its corporate shareholders to be eligible, in the hands of such shareholders, for the corporate dividends received deduction.

Net Capital Loss Carryforwards. Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

Excess Inclusion Income. Certain types of income received by the Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as "excess inclusion income." To Fund shareholders such excess inclusion income may (1) constitute taxable income, as "unrelated business taxable income" ("UBTI") for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset against net operating losses for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and
(4) cause the Fund to be subject to tax if certain "disqualified organizations" as defined by the IRC are Fund shareholders. In addition, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).

Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by the Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. If, as is expected, more than 50% of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund may elect for U.S. income tax purposes to treat foreign income taxes paid by it as paid by its shareholders. If the Fund were to make an election, shareholders of the Fund would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. federal income tax deduction or as a foreign tax credit against their U.S. federal income taxes. Shortly after any year for which it makes such an election, the Fund will report to its shareholders the amount per share of such foreign income tax that must be included in each shareholder's gross income and the amount which will be available for the deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

Under Section 988 of the IRC, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the Fund were to elect otherwise.

Passive Foreign Investment Companies. If the Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), it may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

If the Fund were to invest in a PFIC and elect to treat the PFIC as a "qualified electing fund" under the IRC, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

Alternatively, the Fund may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

Federal Tax Treatment of Complex Securities. The Fund may invest in complex securities, including, but not limited to, zero coupon securities, forward contracts, options and futures contracts (including currency forwards, options and futures positions), and swap agreements. These investments may be subject to numerous special and complex tax rules (including provisions relating to "hedging transactions" and "straddles") that, among other things, could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any forward contract, futures contract, contract with respect to foreign currency or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

The Fund's investment in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). Estimated income or loss from nonperiodic contingent payments may be recognized on a current basis. The tax treatment of many types of credit default swaps is uncertain.

It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90% requirement for the Fund to qualify as a RIC.

The Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

The Fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) mark-to-market, constructive sale or rules applicable to PFICs (as defined above) or partnerships or trusts in which the Fund invests or to certain options, futures or forward contracts, or "appreciated financial positions"; (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to the Fund's investments (including through depositary receipts) in issuers in such country; or (3) tax rules applicable to debt obligations acquired with "original issue discount," including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. The Fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses.

In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund's hands. Except with respect to certain situations where the property used by the Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of "substantially identical property" held by the Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by the Fund for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by the Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then acquires shares in a fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly-acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of funds.

Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

Taxation of Non-U.S. Shareholders. Dividends paid by the Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder's conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to back-up withholding at the appropriate rate.

In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of the Fund.

A distribution from the Fund to foreign shareholders who have held more than 5% of the Fund at any time during the one-year period ending on the date of distribution is treated as real property gain subject to 35% withholding tax and treated as income effectively connected to a U.S. trade or business with certain tax filing requirements applicable, if such distribution is attributable to a distribution of real property gain received by the Fund from a REIT and if 50% or more of the value of the Fund's assets are invested in REITs and other U.S. real property holding corporations.

Reporting. If a shareholder recognizes a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the IRC, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Financial Statements

Financial statements for the Fund are not available because, as of the date of this SAI, the Fund has no financial information to report.

Miscellaneous Information

Counsel. Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, NY 10019, is counsel to the Company.

Independent Registered Public Accounting Firm. ______ , located at ______ , serves as the Company's independent registered public accounting firm, audits the Fund's financial statements and may perform other services.

Shareholder Communication to the Board. The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to: iShares Board of Directors, c/o Barclays Global Investors, N.A.- Mutual Fund Administration, 45 Fremont Street, San Francisco, CA 94105. Shareholder communications to the Board should include the following information: (a) the name and address of the shareholder; (b) the number of shares owned by the shareholder; (c) the Fund or Funds of which the shareholder owns shares; and (d) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Company and reported to the Board.

APPENDIX A

The Fund generally intends to effect deliveries of Creation Units and Fund Securities on a basis of "T" plus three Business Days (i.e., days on which the NYSE Arca is open). The Fund may effect deliveries of Creation Units and Fund Securities on a basis other than T plus 3 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates and under certain other circumstances. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Company from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring Fund Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the Fund in certain circumstances. The holidays applicable to the Fund during such periods, if any, are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

iSHARES MSCI EMERGING MARKETS SMALL CAP INDEX FUND

Regular Holidays. The dates of the regular holidays in the calendar year 2008 in Argentina, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey are as follows:

Argentina
Jan 1              May 1    Nov 6   Dec 31
March 20           June 16  Dec 8
March 21           July 9   Dec 24
March 31           Aug 18   Dec 25

Brazil
Jan 1              March 21 July 9  Dec 31
Jan 25             April 21 Nov 20
Feb 4              May 1    Dec 24
Feb 5              May 22   Dec 25

Chile
Jan 1              Aug 15   Dec 25
March 21           Sep 18   Dec 31
May 1              Sep 19
May 21             Dec 8

China
Jan 1              May 1-2  Sep 1   Nov 11
Jan 21             May 5-7  Oct 1-3 Nov 27
Feb 4-8            May 26   Oct 6-7 Dec 25
Feb 11-13          July 4   Oct 13

Colombia
Jan 1              May 1    Aug 7   Dec 8
Jan 7              May 5    Aug 18  Dec 25
March 20           May 26   Oct 13  Dec 31
March 21           June 2   Nov 3
March 24           June 30  Nov 17

The Czech Republic
Jan 1              Oct 28   Dec 26
Mar 24             Nov 17   Dec 31
May 1              Dec 24
May 8              Dec 25

Egypt
Jan 1              April 27 July 23 Dec 7
Jan 7              April 28 Oct 1   Dec 8
Jan 10             May 1    Oct 2   Dec 9
March 20           July 1   Oct 6   Dec 29

Hungary
Jan 1              May 12   Dec 24
March 24           Aug 20   Dec 25
May 1              Oct 23   Dec 26
May 2              Oct 24

India
Jan 19             April 14  Aug 19 Oct 30
Jan 26             April 18  Aug 22 Nov 12
March 6               May 1  Sept 3 Nov 13
March 21             May 20 Sept 30  Dec 9
March 22            June 30   Oct 2 Dec 25
April 1              July 1   Oct 9
April 7              Aug 15  Oct 28

Indonesia
Jan 1     April 7  Sept 29 Dec 25
Jan 10    May 1    Oct 1   Dec 26
Jan 11    May 20   Oct 2   Dec 29
Feb 7     July 28  Oct 3   Dec 31
March 20  July 30  Dec 8
March 21  Aug 18   Dec 24

Israel
March 21  June 9   Oct 8   Oct 21
April 20  Aug 10   Oct 9
May 7     Sept 29  Oct 13
May 8     Sept 30  Oct 14
June 8    Oct 1    Oct 20

Jordan
Jan 1     July 30  Nov 13  Dec 25
Jan 10    Sept 29  Dec 7   Dec 29
Jan 30    Sept 30  Dec 8   Dec 31
March 20  Oct 1    Dec 9
May 1     Oct 2    Dec 10
May 25    Oct 5    Dec 11

Malaysia
Jan 1     March 20 Sept 1  Dec 8
Jan 10    May 1    Oct 1   Dec 25
Feb 1     May 19   Oct 2   Dec 29
Feb 6     May 20   Oct 3
Feb 7     May 30   Oct 27
Feb 8     June 7   Oct 28

Mexico
Jan 1     March 21 Nov 20
Feb 4     May 1    Dec 12
March 17  Sept 16  Dec 25
March 20  Nov 17

Morocco
Jan 1     May 1    Oct 1   Dec 9
Jan 10    July 30  Oct 2   Dec 10
Jan 11    Aug 14   Nov 6   Dec 29
Mar 20    Aug 20   Nov 18
Mar 21    Aug 21   Dec 8

Peru
Jan 1     July 28  Dec 24
March 20  July 29  Dec 25
March 21  Oct 8    Dec 31
May 1     Dec 8

Philippines
Jan 1        June 12    Dec 25
Feb 25       Aug 21     Dec 30
March 20     Oct 1      Dec 31
March 21     Dec 24

Poland
Jan 1        May 22     Nov 11
March 21     June 7     Dec 25
March 24     June 22    Dec 26
May 1        Aug 15

Russia
Jan 1-4      May 1-2
Jan 7-9      May 9
Feb 25       June 12-13
March 10     Nov 3-4

South Africa
Jan 1        May 1      Dec 25
March 21     June 16    Dec 26
March 24     Sept 24
April 28     Dec 16

South Korea
Jan 1        April 10   July 17 Dec 31
Feb 6        May 1      Aug 15
Feb 7        May 5      Sept 5
Feb 8        May 12     Oct 3
April 9      June 6     Dec 25

Taiwan
Jan 1        Feb 7      April 4
Feb 4        Feb 8      May 1
Feb 5        Feb 11     June 9
Feb 6        Feb 28     Oct 10

Thailand
Jan 1        April 15   July 1  Dec 5
Feb 20       May 1      July 18 Dec 10
April 7      May 5      Aug 12
April 14     May 20     Oct 23

Turkey
Jan 1        Sept 30    Oct 28  Dec 10
April 23     Oct 1      Oct 29  Dec 11
May 19       Oct 2      Dec 8   Dec 12
Sept 29      Oct 3      Dec 9

Redemption. The longest redemption cycle for the iShares MSCI Emerging Markets Small Cap Index Fund is a function of the longest redemption cycles among the countries whose stocks comprise this Fund. In the calendar year 2008, the dates of the regular holidays affecting the following securities markets present the worst-case redemption cycle for the iShares MSCI Emerging Markets Small Cap Index Fund as follows:

            Redemption Request                               Settlement
  Country          Date        Redemption Settlement Date(R)   Period
  -------   ------------------ ----------------------------- ----------
 Argentina       03/17/08                03/25/08                8
                 03/18/08                03/26/08                8
                 03/19/08                03/27/08                8

   China         02/04/08                02/14/08                10
                 02/05/08                02/15/08                10
                 02/06/08                02/18/08                12
                 04/28/08                05/08/08                10
                 04/29/08                05/09/08                10
                 04/30/08                05/12/08                12
                 09/26/08                10/08/08                12
                 09/29/08                10/09/08                10
                 09/30/08                10/10/08                10

 Indonesia       09/26/08                10/06/08                10
                 09/29/08                10/07/08                8
                 09/30/08                10/08/07                8

Philippines      12/24/08                01/02/09                9

  Russia*        12/26/07                01/08/08                13
                 12/27/07                01/09/08                13
                 12/28/07                01/10/08                13

* Settlement cycle in Russia is negotiated on a transaction by transaction basis. The settlement periods shown above are based on a "T plus 3" cycle. This information is current as of November 1, 2007. Holidays are subject to change without notice.

In the calendar year 2008, 13 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the iShares MSCI Emerging Markets Small Cap Index Fund.

                                 iShares, Inc.
                  Files Nos. File Nos. 33-97598 and 811-09102
                                    Part C

                               Other Information

Item 23.Exhibits                                                       PEA # 48

Exhibit
Number  Description
------- -------------------------------------------------------------------------------------------------------------------------

 (a.1)  Articles of Restatement, filed September 15, 2006, are incorporated herein by reference to Post-Effective Amendment No.
        31 to the Registration Statement, filed on December 22, 2006 ("PEA No. 31").

 (a.2)  Articles of Amendment, filed December 20, 2006, are incorporated herein by reference to PEA No. 31.

 (a.3)  Articles Supplementary, filed December 20, 2006, are incorporated herein by reference to PEA No. 31.

 (b.2)  Amended and Restated By-Laws is incorporated herein by reference to Post-Effective Amendment No. 32 to the
        Registration Statement, filed on April 16, 2007 ("PEA No. 32").

 (c.)   None.

 (d.1)  Investment Management Agreement between Registrant and Barclays Global Fund Advisors ("BGFA") is incorporated herein by reference to PEA No. 31.

 (d.2)  Amended Schedule A to Investment Management Agreement is incorporated herein by reference to Post-Effective
        Amendment No. 47 to the Registration Statement, filed on December 28, 2007 ("PEA No. 47").

 (e.1)  Distribution Agreement between Registrant and SEI Investments Distribution Co., dated March 27, 2000, is incorporated herein by reference to Post-Effective Amendment No.18 to the Registration Statement, filed on December 29, 2000
        ("PEA No. 18").

 (e.2)  Amended Exhibit A to Distribution Agreement is to be filed by amendment.

 (e.3)  Form of Authorized Participant Agreement is incorporated herein by reference to Post-Effective Amendment No. 27 to the Registration Statement, filed on December 30, 2003.

 (e.4)  Form of Sales and Investor Services Agreement incorporated herein by reference to PEA No. 18.

 (f.)   None.

 (g.1)  Custodian Agreement between Registrant and Investors Bank & Trust Company ("IBT/1/"), dated May 21, 2002, is incorporated herein by reference to exhibit (g.3) of Post-Effective Amendment No. 26 to the Registration Statement, filed on December 30, 2002 ("PEA No. 26").

 (g.2)  Appendix A to Custodian Agreement is to be filed by amendment.

 (g.3)  Amendment, dated December 31, 2002, to the Custodian Agreement is incorporated herein by reference to PEA No. 31.

 (g.4)  Amendment, dated January 1, 2006, to the Custodian Agreement is incorporated herein by reference to PEA No. 31.

 (h.1)  Administration Agreement between Registrant and IBT/1/, dated May 21, 2002, is incorporated herein by reference to exhibit (h.3) of PEA No. 26.

 (h.2)  Appendix A to Administration Agreement is to be filed by amendment.

 (h.3)  Amendment, dated January 1, 2006, to the Administration Agreement is incorporated herein by reference to PEA No. 31.

 (h.4)  Amendment, dated January 1, 2007, to the Administration Agreement is incorporated herein by reference to PEA No. 32.

 (h.5)  Transfer Agency and Service Agreement between Registrant and IBT/1/, dated May 21, 2002, is incorporated herein by reference to exhibit (h.7) of PEA No. 26.

 (h.6)  Appendix A to Transfer Agency and Service Agreement is to be filed by amendment.

 (h.7)  Amendment, dated May 21, 2002, to the Transfer Agency and Service Agreement is incorporated herein by reference to
        PEA No. 31.

 (h.8)  Amendment, dated September 1, 2004, to the Transfer Agency and Service Agreement is incorporated herein by reference to PEA No. 31.

 (h.9)  Amendment, dated January 1, 2006, to the Transfer Agency and Service Agreement is incorporated herein by reference to
        PEA No. 31.

 (h.10) Sub-License Agreement between Registrant and Barclays Global Investors with respect to the use of the MSCI Indexes, dated May 8, 2000, is incorporated herein by reference to PEA No. 18.


(h.11) Sub-License Agreement between Registrant and Barclays Global Investors with respect to the use of the MSCI Indexes to be filed by amendment.

(h.12) Securities Lending Agency Agreement, dated April 2, 2007, between Registrant and iShares Trust and Barclay's Global
       Investors is incorporated herein by reference to PEA No. 32.

(h.13) Appendix A to Securities Lending Agency Agreement between BGI and the Registrant to be filed by amendment.

(i.)   Legal Opinion and Consent of Venable LLP are filed herein.

(j.)   Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(k.)   None.

(l.1)  Subscription Agreement between the Registrant and Funds Distributor, Inc. is incorporated herein by reference to Pre-
       Effective Amendment No. 3 to the Registration Statement, filed on March 6, 1999.

(l.2)  Letter of Representations among the Registrant, Depository Trust Company ("DTC") and Morgan Stanley Trust Company
       Exhibit is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement, filed on March
       1, 1996, to the Company's initial registration statement on Form N-1A filed on September 29, 1995.

(l.3)  Letter of Representations between the Registrant and DTC, dated May 5, 2000, is incorporated herein by reference to PEA
       No. 18.

(l.4)  Letter of Representations between the Registrant and DTC dated October 15, 2001 is incorporated herein by reference to
       Post-Effective Amendment No. 21 to the Registration Statement, filed on October 22, 2001.

(m.)   Amended Plan of Distribution pursuant to Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No.
       24 to the Registration Statement filed on September 19, 2002.

(n.)   None.

(o.)   Not applicable.

(p.1)  Code of Ethics of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 30 to the
       Registration Statement, filed on December 22, 2005 ("PEA No. 30").

(p.2)  Code of Ethics of BGFA is incorporated herein by reference to PEA No. 30.

(q.)   Powers of Attorney, each dated September 18, 2007, for Michael A. Latham, Lee T. Kranefuss, John E. Martinez, George
       G.C. Parker, Cecilia H. Herbert, John E. Kerrigan, Charles A. Hurty, and Robert H. Silver are incorporated by reference to
       Post-Effective Amendment No. 42 to the Registration Statement, filed November 9, 2007.

Item 24.Persons Controlled By or Under Common Control with Registrant.

iShares MSCI Belgium Index Fund
Citigroup Global Markets Inc............................................ 44.70%

iShares MSCI EMU Index Fund
Deutsche Bank Securities Inc./Cedear.................................... 31.81%

iShares Netherlands Index Fund
A.G. Edwards & Sons, Inc................................................ 25.83%

iShares Spain Index Fund
Citigroup Global Markets Inc............................................ 26.46%

iShares MSCI South Africa Index Fund
State Street Bank and Trust Company..................................... 28.25%

Item 25.Indemnification.

   Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement, filed on January 15, 1997.

Item 26.Business and Other Connections of Investment Adviser.

   The Fund is advised by BGFA, a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), 45 Fremont Street, San Francisco, CA 94105. BGFA's business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

   The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position Principal Business(es) During the Last Two Fiscal Years
----------------- -----------------------------------------------------------

 Blake Grossman   Director and Chairman of the Board of Directors of BGFA and
 Chairman         Chief Executive Officer and Director of BGI
                  45 Fremont Street, San Francisco, CA 94105

 Frank Ryan       Chief Financial Officer of BGFA and Chief Financial Officer
 Officer          and Cashier of BGI
                  45 Fremont Street, San Francisco, CA 94105

 Rohit Bhagat     Director and Chief Operating Officer of BGFA and BGI
 Director         45 Fremont Street, San Francisco, CA 94105

Item 27.Principal Underwriters:

(a)Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. ("SEI") acts as distributor for:

SEI Daily Income Trust                               July 15, 1982
SEI Liquid Asset Trust                               November 29, 1982
SEI Tax Exempt Trust                                 December 3, 1982
SEI Index Funds                                      July 10, 1985
SEI Institutional Managed Trust                      January 22, 1987
SEI Institutional International Trust                August 30, 1988
The Advisors' Inner Circle Fund                      November 14, 1991
The Advisors' Inner Circle Fund II                   January 28, 1993
Bishop Street Funds                                  January 27, 1995
SEI Asset Allocation Trust                           April 1, 1996
SEI Institutional Investments Trust                  June 14, 1996
HighMark Funds                                       February 15, 1997
Oak Associates Funds                                 February 27, 1998
CNI Charter Funds                                    April 1, 1999
iShares Trust                                        April 25, 2000
Johnson Family Funds, Inc.                           November 1, 2000
Causeway Capital Management Trust                    September 20, 2001
The Japan Fund, Inc.                                 October 7, 2002
Barclays Global Investors Funds                      March 31, 2003
The Arbitrage Funds                                  May 17, 2005
The Turner Funds                                     January 1, 2006
ProShares Trust                                      November 14, 2005
Community Reinvestment Act Qualified Investment Fund January 8, 2007

   SEI provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

                                                                             Positions and Offices
Name                         Position and Office with Underwriter               with Registrant
----               --------------------------------------------------------- ---------------------
William M. Doran   Director                                                           --
Edward D. Loughlin Director                                                           --
Wayne M. Withrow   Director                                                           --
Kevin Barr         President & Chief Executive Officer                                --
Maxine Chou        Chief Financial Officer & Treasurer                                --
Thomas Rodman      Chief Operations Officer                                           --
John Munch         General Counsel & Secretary                                        --
Karen LaTourette   Chief Compliance Officer, Anti-Money Laundering Officer &
                   Assistant Secretary                                                --
Mark J. Held       Senior Vice President                                              --
Lori L. White      Vice President & Assistant Secretary                               --
Robert Silvestri   Vice President                                                     --
John Coary         Vice President & Assistant Secretary                               --
Michael Farrell    Vice President                                                     --
Mark McManus       Vice President                                                     --

(c)Not applicable.

Item 28.Location of Accounts and Records

(a) The Fund maintains accounts, books and other documents required by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, the "Records") at the offices of IBT/1/, 200 Clarendon Street, Boston, MA 02116.

(b)BGFA maintains all Records relating to its services as advisor at 45 Fremont Street, San Francisco, CA, 94105.

(c)SEI maintains all Records relating to its services as distributor at One Freedom Valley Drive, Oaks, PA 19456.

(d) IBT/1/ maintains all Records relating to its services as transfer agent, fund accountant and custodian at 200 Clarendon Street, Boston, MA 02116.

Item 29.Management Services.

Not applicable.

Item 30.Undertakings.

(a) The Company hereby undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of any Director when requested in writing to do so by the holders of at least 10% of the Company's outstanding shares of common stock and, in connection with such meeting to comply with the provisions of Section 16(c) of the 1940 Act relating to shareholder communications.

(b) Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
--------
/1/ On July 2, 2007, State Street Corporation acquired Investors Financial Services Corporation, the parent company of IBT which provides administrative, custodial and transfer agency services for the Funds.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 48 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 11/th/ day of January, 2008.


                                              By:
                                                  ------------------------------
                                                  Michael A. Latham*
                                                  President

                                                  Date: January 11, 2008

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 48 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


                                              By:
                                                  ------------------------------
                                                  Lee T. Kranefuss*
                                                  Director

                                                  Date: January 11, 2008

                                                  ------------------------------
                                                  John E. Martinez*
                                                  Director

                                                  Date: January 11, 2008

                                                  ------------------------------
                                                  George G. C. Parker*
                                                  Director

                                                  Date: January 11, 2008

                                                  ------------------------------
                                                  Cecilia H. Herbert*
                                                  Director

                                                  Date: January 11, 2008

                                                  ------------------------------
                                                  Charles A. Hurty*
                                                  Director

                                                  Date: January 11, 2008

                                                  ------------------------------
                                                  John E. Kerrigan*
                                                  Director

                                                  Date: January 11, 2008

                                                  ------------------------------
                                                  Robert H. Silver*
                                                  Director

                                                  Date: January 11, 2008

                                                  ------------------------------
                                                  Michael Latham*
                                                  President

                                                  Date: January 11, 2008

                                                  /s/ Geoffrey D. Flynn
                                                  ------------------------------
                                                  Geoffrey D. Flynn
                                                  Treasurer

                                                  Date: January 11, 2008

                                             *By: /s/ Geoffrey D. Flynn
                                                  ------------------------------
                                                  Geoffrey D. Flynn
                                                  Attorney in fact

                                                  Date: January 11, 2008

* Powers of Attorney, each dated September 18, 2007, for Michael A. Latham, Lee
  T. Kranefuss, John E. Martinez, George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, and Robert H. Silver are incorporated by reference to Post-Effective Amendment No. 42.

Exhibit Index

(i.) Legal Opinion and Consent of Venable LLP